Registration No. 33-12463
                                                     File No. 811-5051

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                          [ ]


Post-Effective Amendment No. 19                                            [X]


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]


Amendment No. 18                                                           [X]



                        CENTENNIAL AMERICA FUND, L.P.
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              (Exact Name of Registrant as Specified in Charter)


               6803 South Tucson Way, Englewood, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)


                                1-800-525-9310
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             (Registrant's Telephone Number, including Area Code)


                           Andrew J. Donohue, Esq.
                            OppenheimerFunds, Inc.
            Two World Trade Center, New York, New York 10048-0203
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[ ]  Immediately  upon filing  pursuant to  paragraph  (b)
[X] On April 30, 1999 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] On  _______________  pursuant to  paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Centennial America Fund, L.P.


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Prospectus dated April 30, 1999
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      Centennial  America  Fund,  L.P. is a money market mutual fund. It seeks high current income consistent with preserving capital and maintaining liquidity. The Fund invests in short-term "money market" instruments that are U.S. government securities to generate income that is not subject to payment or withholding of U.S. federal income tax for qualifying foreign investors.


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Shares of this Fund may be  purchased  only by foreign  investors  who are not
U.S. citizens, U.S. residents, or U.S. corporations, partnerships or trusts under the Internal Revenue Code.

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      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

2

Contents
            A B O U T  T H E  F U N D
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            The Fund's Objective and Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed


            A B O U T  Y O U R  A C C O U N T
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            How to Buy Shares

            How to Sell Shares

            Program Participants
            Direct Investors


            How to Exchange Shares

            Shareholder Account Rules and Policies

            Distributions and Tax Information

            Financial Highlights

A B O U T  T H E  F U N D

The Fund's Objective and Investment Strategies

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What Is the  Fund's  Investment  Objective?  The Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
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What Does the Fund  Invest  In?  The Fund is a money  market  fund that seeks to maintain a $1 price per share. It invests in money market instruments, which are high-quality short-term debt instruments maturing in 397 days or less.
As a fundamental policy, the Fund can invest only in:

o      "U.S.  government  securities,"  which  are debt  obligations  issued or
      guaranteed    by   the   U.S.    government    or   its    agencies   or
      federally-chartered     corporate     entities     referred     to    as
      "instrumentalities," and
o      Repurchase   agreements  under  which  U.S.  government  securities  are purchased.

   Under normal market conditions the Fund intends to invest at least 75% of its total assets in U.S. government securities, with no more than 25% of its total assets in repurchase agreements.


Who Is the Fund Designed For? Shares of the Fund are offered only to foreign investors who want to earn income at current money market rates while preserving the value of their investment, because the Fund is managed to keep its share price stable at $1.00. The Fund does not invest for the purpose of seeking capital appreciation or gains.


      "Foreign investors" refers to persons or entities that not treated as U.S. citizens or residents, or U.S. corporations, partnerships, trusts or estates under the Internal Revenue Code. Income on short-term securities tends to be lower than income on longer-term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed income funds. The Fund is designed mainly for investors who buy shares through special investment programs offered by their broker-dealer.


Main Risks of Investing in the Fund


All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Fund is a money market fund that seeks income by investing in short-term debt securities that must meet strict standards set by its Managing General Partners, following rules for money market funds under federal law. These include requirements for maintaining high credit quality in the Fund's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Fund's securities and diversifying the Fund's investments among issuers to reduce the effects of a default by any one issuer on the value of the Fund's shares.

      Even so, there are risks that any of the Fund's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Fund's securities (and its share price) to fall. If there is a high redemption demand for the Fund's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

      The Fund is a limited partnership and has made an election under the Internal Revenue Code to pay federal income taxes (at a special rate) on its income to allow it to maintain its status as a partnership. As a result, the Fund's expenses will likely be higher, and its yield lower, than other money market funds that are organized as corporations or business trusts and which are not subject to income taxes. If the Fund does not conduct its business in a manner that complies with other U.S. tax laws, there is the risk that its distributions to its foreign shareholders will be subject to U.S. income tax withholding.

      The Fund is not a complete investment program. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance


The bar chart and table below show how the Fund's returns may vary over time, by showing changes in the Fund's performance from year to year for the full calendar years since the Fund became a money market fund and its average annual total returns for the 1-, and 5-year periods and the period since the Fund became a money market fund. Variability of returns is one measure of the risks of investing in a money market fund. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (% as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]


For the period from 1/1/99 through 3/31/99, the cumulative total return (not annualized) was 0.86%. During the period shown in the bar chart, the highest return for a calendar quarter was 1.19% (1st Q '96) and the lowest return for a calendar quarter was 0.52% (1st Q '94).


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Average Annual Total
Returns for the periods
Ended   December   31, 1998   1 Year             5 Years          Life of Fund*

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Centennial America            4.40%              4.24%               3.91%
Fund, L.P.


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*The Fund became a money market fund 12/6/91. Prior to that date, the Fund was a long-term bond fund. The returns in the table measure the performance of a hypothetical account and assume that all distributions have been reinvested in additional shares.


The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings.

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To obtain the  Fund's  current  7-day  yield,  please  call the  Transfer  Agent toll-free at 1-800-525-9310.

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Fees and Expenses of the Fund


The Fund pays a variety of expenses directly for management of its assets, administration and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based upon the Fund's expenses during its fiscal year ended December 31, 1998.

Shareholder Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest distributions, nor any exchange or redemption fees.1


Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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Management Fees                                           0.45%

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Service (12b-1) Fees                                      0.19%

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Other Expenses                                            0.58%

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Total Annual Operating Expenses                           1.22%

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"Other expenses" in the table include  transfer agent fees,  custodial fees, and accounting and legal expenses the Fund pays.

--------
1. If your shares are purchased under a special investment program through a broker-dealer, you may pay program fees to your dealer. Those fees are disclosed in the information about the program that your dealer supplies to you directly. While the Fund charges no redemption fees, a contingent deferred sales charge might apply to redemptions of certain shares purchased by exchanging Class A shares of other Oppenheimer funds that were purchased subject to a contingent deferred sales charge.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Fund's expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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       1 year              3 years             5 years            10 years
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        $124                $387                $670               $1,477

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About the Fund's Investments


The Fund's Principal Investment Policies. In seeking a high level of current income consistent with preserving capital and maintaining liquidity, the Fund invests in short-term money market instruments meeting quality, maturity and diversification standards established for money market funds under the Investment Company Act. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      o What Types of Money Market Instruments Does the Fund Invest In? Money market instruments are high-quality, short-term debt instruments. As a matter of fundamental policy, the Fund may invest only in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or in repurchase agreements under which such obligations are purchased.

      U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or instrumentalities. These are referred to as "U.S. government securities" in this Prospectus. To produce income that is not subject to U.S. federal income tax withholding for its shareholders, the Fund invests in U.S. government securities issued after July 18, 1984, in registered form.

   o  U.S.  Treasury   Obligations.   These  include  Treasury  bills  (having
      maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Although they are not rated by rating organizations, U.S. Treasury obligations are considered to be of the highest credit quality with little risk of default.

   o Obligations of U.S. Government Agencies or Instrumentalities. These include debt obligations that have different levels of credit support from the U.S. government. They can include obligations of agencies or instrumentalities such as Government National Mortgage Association, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, for example. Some of these obligations are supported by the full faith and credit of the U.S. government, others are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, while others are supported only by the credit of the entity that issued them. Obligations of U.S. government agencies and instrumentalities generally have relatively little credit risk.

      o Repurchase Agreements. The Fund can buy U.S. government securities that are subject to repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. The Fund's repurchase agreements must be fully collateralized by U.S. government securities. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. As fundamental policies, the Fund will not enter into repurchase transactions that:
o cause more than 25% of the Fund's total assets to be subject to repurchase agreements; or
o cause more than 5% of the Fund's total assets to be subject to repurchase agreements having a maturity beyond seven days.

      o What Credit Quality and Maturity Standards Apply to the Fund's Investments? The Fund can buy only those money market instruments that meet credit quality, maturity and diversification standards set in the Investment Company Act for money market funds. The Fund's Managing General Partners have adopted procedures to evaluate securities for the Fund's portfolio under those standards and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

      In general, those procedures require that the Fund hold only money market instruments that are rated in one of the two highest short-term rating categories of two national rating organizations or unrated securities of comparable quality. All of the Fund's investments are U.S. government securities or repurchase agreements fully collateralized by U.S. government securities, which are deemed to be comparable to rated securities in the highest rating category of ratings organizations.

      Under the procedures the Fund can invest without limit in U.S. government securities because of their limited investment risks. A security's maturity must not exceed 397 days. Finally, the Fund must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.

      o Can the Fund's Investment Objective and Policies Change? The Fund's Managing General Partners can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

      o "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. No income is paid to the Fund on a "when-issued" security until the Fund receives the security on the settlement of the trade. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

      o Illiquid and Restricted Securities. Investments may be illiquid because they have no active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have a contractual limit on resale or may require registration under federal securities laws before they can be sold publicly. As a fundamental policy, the Fund will not invest more than 5% of its total assets in illiquid or restricted securities, including repurchase agreements of more than seven days' duration and securities that are not readily marketable. That limit may not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


How the Fund is Managed


The  Manager.  The  Fund's  investment  Manager,   OppenheimerFunds,   Inc.,  is
responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Managing General Partners, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment advisor since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

      o Portfolio Managers. Carol E. Wolf and Arthur J. Zimmer are the portfolio managers of the Fund. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Ms. Wolf has had this responsibility since December 6, 1991, and Mr. Zimmer since January 2, 1992. Ms. Wolf is a Vice President and Mr. Zimmer a Senior Vice President of the Manager, and each is an officer and portfolio manager of other funds for which the Manager or a subsidiary of the Manager serves as investment advisor.

     o Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million. The Fund's management fee for its fiscal year ended December 31, 1998 was 0.45% of the Fund's average annual net assets.



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A B O U T  Y O U R  A C C O U N T
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How to Buy Shares


Who Can Buy Fund Shares? Only "eligible foreign investors" can buy Fund shares. An eligible foreign investor is an investor who is not treated as a U.S. citizen or resident or as a U.S. corporation, partnership, trust or estate for U.S. federal income tax purposes under the Internal Revenue Code. Eligible foreign purchasers are referred to as "Investors" in this Prospectus.

At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share without any sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that the Fund will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor as described below.

How Much Must You Invest? You can open a Fund account with a minimum initial investment described below depending on how you buy and pay for your shares, and you can make additional investments at any time with as little as $25. The minimum investment requirements do not apply to reinvesting distributions from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

How Are Shares Purchased?  Investors can buy shares in one of several ways:

o    Buying Shares Through a Dealer's Automatic Purchase and Redemption Program:
     Investors can buy shares through a broker-dealer that has a sales agreement with the Fund's Distributor or Sub-Distributor that allows shares to be purchased through the dealer's Automatic Purchase and Redemption Program. The Fund's shares are sold mainly to customers of participating dealers that offer the Fund's shares under these special purchase programs. If you participate in an Automatic Purchase and Redemption Program established by your dealer, your dealer buys shares of the Fund for your account with the dealer. Program participants should also read the description of the program provided by their dealer.

o Buying Shares Through Your Dealer: Investors who do not participate in an Automatic Purchase and Redemption Program may buy shares of the Fund through any broker-dealer that has a sales agreement with the Distributor or the Sub-Distributor. Your dealer will place your order with the Distributor on your behalf.

o Buying Shares Directly Through the Distributor: Investors can also purchase shares directly through the Fund's Distributor. Investors who make purchases directly and hold shares in their own names are referred to as "Direct Investors" in this Prospectus.

      The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker-dealers that have established Automatic Purchase and Redemption Programs. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

      o All Investors Are Limited Partners of the Fund. The Fund is organized as a limited partnership, and all purchasers of the Fund's shares are required to become limited partners of the Fund. In order to be admitted as a limited partner, an Investor must complete the following forms, whether the Investor buys shares directly or through a broker-dealer: o a partnership subscription agreement in the Fund Application included with this Prospectus,
o a special power of attorney, in the form set forth in the Application, and
o      certification of their foreign status to the Fund on Form W-8BEN.

Admission of an Investor as a limited partner also requires the consent of the Managing General Partners. The Managing General Partners of the Fund, while recognizing that they have the right to withhold their consent, have stated that they intend to give such consent as a matter of course to eligible Investors.

How Are Shares Purchased Through Automatic Purchase and Redemption Programs? If you buy shares through your broker-dealer's Automatic Purchase and Redemption Program, your broker-dealer will buy your shares of the Fund for your Program Account and will hold your shares in your broker-dealer's name. These purchases will be made under the procedures described in "Guaranteed Payment" below. Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker-dealer. You should direct all questions about your Automatic Purchase and Redemption Program to your broker-dealer, because the Fund's transfer agent does not have access to information about your account under that Program.

     on Guaranteed Payment Procedures. Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for Fund shares and to guarantee that the Fund's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker-dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of Fund shares.

o If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the dealer's guarantee that the Fund's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. (All references to time in this Prospectus mean "New York time.") Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the dealer's guarantee that the Fund's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M. on a regular business day with the broker-dealer's guarantee that the Fund's custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

How Can Direct Investors Buy Shares Through the Distributor? Direct Investors may buy shares of the Fund by completing a Centennial Funds New Account Application (enclosed with this Prospectus), along with the three other documents listed above, and sending them to Centennial Asset Management Corporation, P.O. Box 5143, Denver, Colorado 80217. Payment must be made by check or by Federal Funds wire as described below. If you don't list a dealer on the application, OppenheimerFunds Distributor, Inc., the Sub-Distributor, will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

      The Fund intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue distributions after the Distributor or its agent accepts your purchase order, starting on the business day after the Fund receives Federal Funds from the purchase payment.

      |X| Payment by Check. Direct Investors may pay for Fund share purchases by check. Send your check, payable to "Centennial Asset Management Corporation," along with your Application and other documents to the address listed above. For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Distributor is able to convert the purchase payment to Federal Funds. In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made. The minimum initial investment for Direct Investors by check is $500.

      o Payment by Federal Funds Wire. Direct Investors may pay for Fund share purchases by Federal Funds wire. You must also forward your Application and other documents to the address listed above. Before sending a wire, call the Distributor's Wire Department at 1-800-525-9310 (toll-free from within the U.S.) or 303-768-3200 (from outside the U.S.) to notify the Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the Application are received by the Distributor and accepted by 12:00 Noon. If the Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M on the purchase date, distributions will begin to accrue on the shares on the next regular business day. The minimum investment by Federal Funds Wire is $2,500.

      o Buying Shares Through Automatic Investment Plans. Direct Investors can purchase shares of the Fund automatically each month by authorizing the Fund's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution. Details are in the Automatic Investment Plan Application and the Statement of Additional Information. The minimum monthly purchase is $25.

How is the Fund's Net Asset Value Determined? The net asset value of the Fund's shares is determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."


      The net asset value per share is determined by dividing the value of the Fund's net assets by the number of shares that are outstanding. Under a policy adopted by the Fund's Managing General Partners, the Fund uses the amortized cost method to value its securities to determine net asset value.


What Shares Does the Fund Offer? The Fund offers Investors one class of shares. Those shares are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other Oppenheimer funds that offer more than one class of shares.

      o Service (12b-1) Plan. The Fund has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Fund. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Fund.


How to Sell Shares


Shares can be sold (redeemed) on any regular business day. Orders to sell shares will receive the next net asset value per share calculated after the order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Fund's Transfer Agent.

How Can Program Participants Sell Shares? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you must redeem shares held in your Program Account by contacting your broker-dealer firm, or you can redeem shares by writing checks as described below. You should not contact the Fund or its Transfer Agent directly to redeem shares held in your Program Account. You may also arrange (but only through your broker-dealer) to have the proceeds of redeemed Fund shares sent by Federal Funds wire, as described below in "Sending Redemption Proceeds by Wire."

How Can Direct Investors Redeem Shares? Direct Investors can redeem their shares by writing a letter to the Transfer Agent, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1-800-525-9310 (from within the U.S.) or 303-768-3200 (from outside the U.S.) .

      n Certain Requests Require a Signature Guarantee. To protect Investors and the Fund from fraud, the following redemption requests for accounts of Direct Investors must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
      o You wish to redeem $50,000 or more and receive a check o The redemption check is not payable to all Investors listed on the account statement
      o The redemption check is not sent to the address of record on your account statement
      o Shares are being transferred to a Fund account with a different owner or name
      o Shares are being redeemed by someone (such as an Executor) other than the owners


     o Where Can Direct Investors Have Their Signatures Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

     on How Can Direct Investors Sell Shares by Mail? Write a "letter of instructions" that includes:

      o  Your name
      o  The Fund's name
      o Your Fund  account  number  (from your  account  statement)
     o The dollar amount or number of shares to be redeemed
     o Any special payment instructions
     o Any share certificates for the shares you are selling
     o The signatures of all registered owners exactly as the account is registered, and

     Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------------------------
Use the following address for requests by mail:
------------------------------------------------------------------------------
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5270

Send courier or express mail requests to:
Shareholder Services, Inc.
10200 E. Girard Avenue, Building D
Denver, Colorado 80231



     o How Can Direct Investors Sell Shares by Telephone? Direct Investors and their dealer representative of record may also sell shares by telephone. To receive the redemption price on a regular business day, the Transfer Agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate by telephone. To redeem shares through a service representative, call 1-800-525-9310 (from within the U.S.) or 303-768-3200 (from outside the U.S.). Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Sending Redemption Proceeds by Wire. While the Fund normally sends Direct Investors their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on an account or to arrange a wire, Direct Investors should call the Transfer Agent at 1-800-525-9310 (from within the U.S.) or 303-768-3200 (from outside the U.S.).
If you hold your shares through your dealer's Automatic Purchase and Redemption Program, you must contact your dealer to arrange a Federal Funds wire.

How Do I Write Checks Against My Account? Program participants may write checks against the Fund account held under their Program, but must arrange for checkwriting privileges through their dealers. Direct Investors may write checks against their Fund account by requesting that privilege on the account Application or by contacting the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Investors with joint accounts can elect in writing to have checks paid over the signature of one owner.

      o Checks can be written to the order of whomever you wish, but may not be cashed at the bank through which the checks are processed or at the Fund's custodian bank

      o Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
      o  Checks must be written for at least $250.
      o Checks cannot be paid if they are written for more than your account value.
      o You may not write a check that would require the Fund to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
      o Don't use your checks if you changed your Fund account number, until you receive new checks.


Will I Pay A Sales Charge When I Sell My Shares? The Fund does not charge a fee to redeem shares of the Fund that were bought directly or by reinvesting distributions from this Fund or another Centennial or Oppenheimer fund. Generally, there is no fee to redeem shares of this Fund bought by exchange of shares of another Centennial Trust or Oppenheimer fund. However, if you acquired  shares of this Fund by exchanging  Class A shares of another
      Oppenheimer fund that you bought subject to the Class A contingent deferred sales charge, and those shares  are still  subject  to the Class A  contingent  deferred  sales charge when you exchange them into this Fund, then youwill pay the contingent deferred sales charge if you redeem those shares from this Fund within 18 months of the purchase date of the shares of the Fund you exchanged.


Assigning or Transferring Shares is Prohibited. As limited partners of the Fund, Investors do not have the right to voluntarily transfer or assign their shares to any other person other than to secure a loan. If a person who is holding Fund shares as collateral forecloses on that collateral, that person shall not have the right to be substituted as a limited partner. However, if that person presents satisfactory evidence to the Managing General Partners of his or her right to succeed to the interests of the limited partner, that person can: (1) redeem the shares and (2) receive distributions with respect to the shares. Under limited circumstances described in the Partnership Agreement, a successor in interest of a limited partner shall have the right to be substituted as a limited partner.


How to Exchange Shares


Shares of the Fund can be exchanged for shares of certain other Centennial or Oppenheimer funds, depending on whether you own your shares through your dealer's Automatic Purchase and Redemption Program or as a Direct Investor. The other Centennial and Oppenheimer funds are not designed solely for foreign investors and are not subject to the same tax considerations as the Fund. As a result, their distributions paid to foreign investors may be subject to withholding of U.S. federal income tax. For U.S. federal income tax purposes, an exchange is treated as a redemption and purchase of shares.

How Can Program Participants Exchange Shares? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you may exchange shares held in your Program Account for shares of Centennial Money
Market Trust, Centennial Government Trust and Centennial Tax Exempt Trust (referred to in this Prospectus as the "Centennial Trusts") by contacting your broker or dealer and obtaining a Prospectus of the Centennial Trusts.

How Can Direct Investors Exchange Shares? Direct Investors can exchange shares of the Fund for Class A shares of certain Oppenheimer funds. To exchange shares, you must meet several conditions:


      o Shares of the fund selected for exchange must be available for sale in your place of residence.

      o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
      o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
      o You must meet the minimum purchase requirements for the fund you purchase by exchange.
      o Before exchanging into a fund, you should obtain and read its prospectus.

      Shares of a particular class of an Oppenheimer fund may be exchanged only for shares of the same class in other Oppenheimer funds. For example, you can exchange shares of this Fund only for Class A shares of another fund, and you can exchange only Class A shares of another Oppenheimer fund for shares of this Fund.

      You may pay a sales charge when you exchange shares of this Fund. Because shares of this Fund are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of this Fund for shares of other Oppenheimer funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of this Fund purchased by reinvesting distributions from this Fund or other Oppenheimer funds (except Oppenheimer Cash Reserves), or shares of this Fund purchased by exchange of shares on which you paid a sales charge.

      For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.


      Direct Investors can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1-800-525-9310. The list of eligible funds can change from time to time.

      o  How  Do   Direct   Investors   Submit   Exchange   Requests?   Direct
shareholders may request exchanges in writing or by telephone:

      o Written Exchange Requests. Submit an Exchange Authorization Form, signed by all owners of the account. Send it to the Transfer Agent at the address on the Back Cover.

      o Telephone Exchange Requests. Telephone exchange requests may be made by calling a service representative at 1-800-525-9310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.


Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:

      Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. Requests for exchanges to any of the Centennial Trusts must be received by the Transfer Agent by 4:00 P.M. on a regular business day to be effected that day. The Transfer Agent must receive requests to exchange Fund shares to funds other than the Centennial Trusts on a regular business day by the close of The New York Stock Exchange that day. The close is normally 4:00 P.M. but may be earlier on some days.
      Either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of the multiple exchange requests from a "market timer" might require a fund to sell securities at a disadvantageous time and/or price.

      Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
      TheFund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.
      If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

      o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Managing General Partners at any time they believe it is in the Fund's best interest to do so.

      o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

     o The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

     o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      o Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.


      o The Transfer Agent may delay forwarding a check or making a payment via Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

     on To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-9310 to ask that copies of those materials be sent personally to that shareholder.


Distributions and Tax Information


Distributions. The Fund intends to declare daily distributions of all its net investment income each regular business day and to pay those distributions to shareholders monthly on a date selected by the Managing General Partners. To maintain a net asset value of $1.00 per share, the Fund might withhold income distributions or make distributions from capital or capital gains. Daily distributions will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for those shares.

      The Fund normally holds its securities to maturity and therefore does not expect to pay capital gains. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of income and capital gains following the end of its fiscal year. The Fund has no fixed distribution rate and cannot guarantee that it will pay any distributions.

What Choices Are there for Receiving Distributions? Your choices for receiving distributions depend on whether you own your shares directly or through an Automatic Purchase and Redemption Program.

      o Program Participants. If you participate in a dealer's Automatic Purchase and Redemption Program, all Fund distributions will be automatically reinvested in additional shares of the Fund. Under the terms of your dealer's Automatic Purchase and Redemption Program, your broker-dealer may be able to redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to distributions on those redeemed shares only to the date specified in your Program's terms and conditions.

      o Direct Investors. All distributions on shares owned by Direct Investors will be automatically reinvested in additional shares of the Fund unless you ask the Transfer Agent in writing to pay distributions in cash or to reinvest them in another Centennial Trust or Oppenheimer fund.

Taxes. The Fund is designed exclusively for eligible foreign investors who are not treated as U.S. citizens or residents or as U.S. corporations, partnerships, trusts or estates under the Internal; Revenue Code for U.S. federal income tax purposes. An Investor's tax consequences of investing in the Fund will depend upon the jurisdiction in which the Investor is subject to tax. The discussion of tax matters in this Prospectus assumes that an Investor is not subject to U.S. tax or withholding with respect to the Investor's other income or activities that are unrelated to an investment in the Fund.

      The Fund is a limited partnership and has made an election under the Internal Revenue Code to pay federal income taxes (at a special rate) on its income to allow it to maintain its status as a partnership. The characterization under the Internal Revenue Code of any income realized by the Fund after payment of that tax flows through to its limited partners.

      Investors in the Fund are generally liable for payment of taxes on their allocated share of net investment income and realized capital gains. However, if that income is "portfolio interest" income, Investors who are not subject to payment or withholding of U.S. tax on that type of income will generally not be subject to U.S. federal income tax or withholding on their allocated share of income realized by the Fund if certain conditions are met on a continuing basis. The Fund intends to comply with those conditions, which are described in more detail in the Statement of Additional Information.

      After each calendar year, the Fund is required to send Investors a Form 1065, Schedule K-1, regardless of whether they are U.S. taxpayers. The Fund must also file the Form with the IRS. The Form identifies the Investor's share of the Fund's net income, gains and losses for the taxable year.

      The Fund will also file an annual information return with the IRS with respect to each Investor. That return includes the Form W-8BEN furnished by the Investor. The return will indicate, if applicable, that no amount was withheld with respect to income allocated to the Investor that qualified for the "portfolio interest" exemption or any other applicable exemption under the Internal Revenue Code. The Fund may be required to send shareholders additional forms under certain circumstances.

      This information is only a summary of certain federal tax information about an investment in the Fund. More detailed information about tax matters and the partnership agreement can be found in the Statement of Additional Information. Also, Investors should consult their tax advisors regarding any tax forms received from the Fund and other tax considerations that may apply to your particular situation.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an Investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.


Financial Highlights


                                                                    Year Ended December 31,
                                                     -------------------------------------------------
                                                       1998      1997        1996       1995      1994
                                                       -----     -----       -----      -----    -----
PER SHARE OPERATING DATA
Net asset value, beginning of period ..............    $1.00      $1.00      $1.00      $1.00     $1.00
                                                       -----      -----      -----      -----     -----
Income from investment operations--net
  investment income and net realized gain .........      .04        .05        .05        .04       .03

Dividends and distributions to shareholders .......     (.04)      (.05)      (.05)      (.04)     (.03)
                                                       -----      -----      -----      -----     -----
Net asset value, end of period ....................    $1.00      $1.00      $1.00      $1.00     $1.00
                                                       =====      =====      =====      =====     =====
TOTAL RETURN(1) ...................................     4.40%      4.63%      4.69%      4.56%     2.91%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands) ..........  $22,162    $14,580    $18,661    $11,102    $6,201
Average net assets (in thousands) .................  $19,724    $16,320    $16,998    $ 7,862    $5,693

Ratios to average net assets:

  Net investment income ...........................     4.23%      4.53%      4.52%      4.48%     2.89%
  Expenses ........................................     1.22%      0.98%      0.86%      1.48%     1.47%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only.

For More Information About Centennial America Fund, L.P.:

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

By Telephone:
Call Shareholder Services, Inc. toll-free:
1-800-525-9310 (from inside the U.S.)
303-768-3200 (from outside the U.S.)

By Mail:
Write to:
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                       The Fund's shares are distributed by:

SEC File No. 811-5051                  Centennial Asset Management Corporation
PR0870.001.0499  Printed on recycled paper

APPENDIX TO PROSPECTUS OF
CENTENNIAL AMERICA FUND, L.P.


      Graphic material included in Prospectus of Centennial America Fund, L.P. (the "Fund") under the heading: "Annual Total Returns (as of 12/31 each year)."

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the full calendar years since the Fund's inception as a money market fund. Set forth below are the relevant data points that will appear on the bar chart.


--------------------------------------------------------------------

Calendar Year Ended:             Annual Total Returns

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/92                         3.92%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/93                         2.23%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/94                         2.91%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/95                         4.56%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/96                         4.69%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/97                         4.63%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/98                         4.40%

--------------------------------------------------------------------

------------------------------------------------------------------------------
Centennial America Fund, L.P.
------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112 1-800-525-9310 (from within the U.S.) 303-768-3200 (from outside the U.S.)

Statement of Additional Information dated April 30, 1999

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 30, 1999. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above (from within the U.S.), or 303-768-3200 (from outside the U.S.).

Contents

Page
About the Fund

Additional Information about the Fund's Investment Policies and Risks........2
     The Fund's Investment Policies..........................................2
     Investment Restrictions.................................................5
How the Fund is Managed......................................................7
     Organization and History................................................7
     Summary of the Fund's Partnership Agreement.............................7
Managing General Partners and Officers of the Fund..........................10
     The Manager............................................................15
Service Plan................................................................17
Performance of the Fund.....................................................19


About Your Account

How To Buy Shares...........................................................22
How To Sell Shares..........................................................24
How To Exchange Shares......................................................26
Distributions and Taxes.....................................................29
Additional Information About the Fund.......................................32


Financial Information About the Fund

Independent Auditors' Report................................................33
Financial Statements........................................................34


Appendix A: Securities Ratings.............................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: Agreement of Limited Partnership...............................C-1

------------------------------------------------------------------------------

A B O U T  T H E  F U N D
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks


The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc. will select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The Fund's objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Because it seeks to maintain a stable $1.00 per share price, the Fund does not make investments with the objective of seeking capital growth.

      n Interest Rate Risks. The value of the investments held by the Fund could be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. Those fluctuations in value normally will not generally result in realized gains or losses to the Fund since the Fund uses the amortized cost method of valuing its shares, and does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. Short-term debt securities and money market instruments normally do not fluctuate in price as much when interest rates change compared to longer-term securities. However, a sharp, sudden rise in interest rates could affect the values of money market investments the Fund holds, which could cause the Fund's share price to fall below $1.00 per share.

      The Fund can sell securities prior to their maturity for a number of reasons, for example because of a revised credit evaluation of an issuer of an instrument the Fund holds, or to raise cash to meet redemptions of Fund shares, or to take advantage of short-term market variations, or to correct a deviation between the amortized cost value of its investments and their market value. In these cases, the Fund could realize a capital gain or loss on the security.

      |X| Ratings of Securities -- Portfolio Quality, Maturity and Diversification. Under Rule 2a-7 of the Investment Company Act, the Fund uses the amortized cost method to value its portfolio securities to determine the Fund's net asset value per share. That method is described below in the section entitled "How to Buy Shares - Determination of Net Asset Value." Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible
Securities." The rating restrictions described in the Prospectus and this Statement of Additional Information do not apply to banks in which the Fund's cash is kept.


      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7 permits the Fund to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule 2a-7, the Fund may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Fund may not invest more than:
      |_| 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or
     |_| 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.

      Under Rule 2a-7, the Fund must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.


      If a security's rating is downgraded, the Manager and/or the Managing General Partners may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Fund's Managing General Partners shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Fund to retain it. If the Fund disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Managing General Partners with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Fund must dispose of the security as soon as is practicable unless the Managing General Partners determine it would be in the best interests of the Fund to retain the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's Ratings Services, Moody's Investors Service, Inc., Fitch IBCA , Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. Appendix A to this Statement of Additional Information contains descriptions of the rating definitions of those Rating Organizations. Ratings at the time of purchase will determine whether the Fund can acquire securities under the restrictions described above.

      |X| U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States as to payment of interest and repayment of principal in a timely manner. Although they are generally unrated, they are considered to be of the highest credit quality and to present little risk of default. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.

      The Fund can buy securities of various U.S. Government agencies and instrumentalities that issue or guarantee securities. These include, among others, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage
Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

      If a security is not backed by the full faith and credit of the U.S. government, the purchaser of the security must look to the agency or instrumentality issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its obligation. Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not necessarily backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. The Fund will invest in securities of U.S. government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal and that the security is an Eligible Security.

      |X| Repurchase Agreements. As a fundamental policy, the Fund can invest in repurchase agreements only to purchase U.S. government securities. In a repurchase transaction, the Fund acquires a U.S. government security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. "Approved vendors" include U.S. commercial banks, U.S. branches of a foreign bank, or broker-dealers that have been designated as primary dealers in government securities. These entities must meet the credit requirements set by the Fund's Managing General Partners from time to time.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.


Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      67%or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Managing General Partners can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does  the  Fund  Have   Additional   Fundamental   Policies?   The
following investment restrictions are fundamental policies of the Fund:


      |_| The Fund will invest only in obligations issued or guaranteed by the U.S. government or by its agencies and instrumentalities, including mortgage-backed securities, and securities issued by private entities but only if the mortgage collateral underlying the securities is insured, guaranteed, or otherwise backed by the U.S. government or one or more of its agencies or instrumentalities.

      |_| The Fund cannot borrow money, except from banks for temporary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. No assets of the Fund may be pledged, mortgaged or hypothecated other than to secure a borrowing, and then in amounts not exceeding 7.5% of the Fund's total assets. Borrowings may not be made for investment leverage, but only for liquidity purposes to satisfy redemption requests when liquidation of portfolio securities is considered inconvenient or disadvantageous. However, the Fund may enter into when-issued and delayed-delivery transactions.

o The Fund can enter into repurchase agreements, but it cannot enter into a repurchase transaction that will cause more than 25% of the Fund's total assets to be subject to such agreements.


      |_| The Fund cannot make loans, except that the Fund may purchase or hold debt obligations permitted by its other fundamental policies and may enter into repurchase transactions collateralized by cash or U.S. Government Securities having a value equal at all times to at least 100% of the value of the securities loaned, including accrued interest.

      |_| The Fund cannot purchase restricted or illiquid securities (including repurchase agreements of more than seven days' duration and other securities that are not readily marketable) if more than 5% of the Fund's total assets would be invested in such securities.


      |_| The Fund cannot purchase any securities (other than U.S. government securities) that would cause more than 5% of the Fund's total assets to be invested in securities of a single issuer, or purchase more than 10% of the outstanding voting securities of an issuer.

      |_| The Fund cannot purchase or sell real estate, commodities or commodity contracts, although it may purchase and sell marketable securities that are secured by real estate and marketable securities of companies that invest or deal in real estate. The Fund will not invest in U.S. real property interests within the meaning of Section 897 of the Internal Revenue Code.


      |_| The Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

      |_| The Fund cannot purchase securities on margin or make short sales of securities.


      |_| The Fund cannot underwrite securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio. However the Fund may acquire securities representing interests in a unit investment trust in connection with the sale of shares of the Fund if, as a result of that acquisition, the Fund holds not more than 3% of the outstanding voting securities of that unit investment trust.


      |_| The Fund cannot invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or other acquisition.

      |_| The Fund cannot write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate futures contracts or related options or otherwise enter into hedging transactions with respect to the Fund's securities.

      |_| The Fund cannot make investments for the purpose of exercising control of management.


      |_| The Fund cannot purchase or retain securities of any company if, to the knowledge of the Fund, its officers and Managing General Partners and officers and directors of the Manager individually own more than 0.5% of the securities of such company and together own beneficially more than 5% of those securities.


      |_|   The Fund cannot invest in any warrants related to common stock.


      |_| The Fund cannot invest more than 25% of its assets in a single industry (neither the U.S. government nor any of its agencies or instrumentalities are considered an industry for the purposes of this restriction).

      The Fund cannot issue any class of senior security (as defined in the Investment Company Act) or sell any senior security of which the Fund is the issuer, except as provided in its fundamental policy on borrowing (described above) or as provided in the Investment Company Act.


      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.


      For purposes of the Fund's policy not to concentrate its investments in a single industry, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.


How the Fund Is Managed


Organization and History. The Fund is a diversified, open-end management investment company. It was organized as a limited partnership under the laws of the State of Delaware in 1987. The Fund originally was a long-term U.S. government securities fund but became a money market fund on December 6, 1991.

Summary of the Fund's Partnership Agreement. The following statements summarize certain provisions of the Fund's organizational document, its Agreement of Limited Partnership. These statements are qualified in their entirety by the terms of Agreement of Limited Partnership. The full text of the Agreement is reprinted as Exhibit C to this Statement of Additional Information.

      n Fund Shares. All interests in the Fund are partnership interests of a single class and are referred to in the Partnership Agreement, the Prospectus and this Statement of Additional Information as "shares." While the Fund's single share class has no designation, it is deemed to be the equivalent of Class A shares for the purposes of shareholder account policies that apply to Class A shares of the Oppenheimer funds. Shares of the Fund may be purchased and redeemed in accordance with the Partnership Agreement and as described in the Prospectus. Each share of the Fund has one vote. When issued, shares are fully paid, non-assessable and redeemable. All shares of the Fund have equal voting, dividend and liquidation rights but have no subscription, preemptive or conversion rights. There is no cumulative voting. Limited partners of the Fund do not have the right to voluntarily transfer or assign their shares to any other person other than to secure a loan.

      |X| General Partners. The general partners of the Fund consist of a number of individuals, referred to as Managing General Partners, and one corporate general partner, referred to as the Non-Managing General Partner. In this document the Managing General Partners and Non-Managing General Partner are all referred to as "General Partners." Shareholders of the Fund elect the General Partners for an indefinite term.

      The Managing General Partners have complete and exclusive control over the management, conduct and operation of the Fund's business in accordance the Agreement of Limited Partnership and the laws of Delaware governing the responsibilities of general partners of limited partnerships.

      The Managing General Partners function like a board of directors. They establish the Fund's policies and review its management and operations pursuant to an the Limited Partnership Agreement. The Managing General Partners meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      Oppenheimer Partnership Holdings, Inc., the Non-Managing General Partner, is a wholly owned subsidiary of the Manager. The Non-Managing General Partner does not participate in the management of the Fund, but is obligated (together with the Managing General Partners) to maintain an investment in the Fund equal to 1% of its assets.

      The Partnership Agreement provides that the General Partners are not personally liable to any investor in the Fund for the repayment of any amounts standing in the account of that investor, except by reason of the General Partner's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Partnership Agreement also provides that the General Partners will not be liable to any investor by reason of any failure to withhold income tax with respect to distributions of income from the Fund or any change in any Federal or state tax laws or in the interpretation of such laws as they apply to the Fund or its investors so long as the General Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the investors.

      The General Partners generally are entitled to indemnification from the Fund against liabilities and expenses to which they may become subject in their capacity as General Partners of the Fund, provided they have acted in good faith and for a purpose which they reasonably believed to be in the best interests of the Fund or its investors. That indemnification by the Fund is limited to the assets of the Fund.

      |X| Liability of Limited Partners. In general, limited partners are not personally liable for obligations of a partnership unless they participate in the control of the partnership's business. Under the terms of the Partnership Agreement, the Fund's limited partners do not have the right to participate in the control of the Fund's business, but they may exercise the right to vote on matters affecting the basic structure of the Fund, including matters requiring investor approval under the Investment Company Act.

      Under Delaware law, the liability of each limited partner (in his or her capacity as a limited partner) for the losses, debts and obligations of a Fund is generally limited to that partner's capital contribution (which is the price of shares purchased by that partner net of all sales charges) and his or her share of any undistributed income or assets of the Fund. However, under certain circumstances, limited partners may be required to return amounts previously distributed to them, for the benefit of the Fund's creditors. The Fund intends to include in its contracts a provision limiting the claims of creditors to the Fund's assets and may carry insurance in such amounts as the Managing General Partners, in their judgment, consider reasonable to cover potential liabilities of the Fund.

      In addition, the Partnership Agreement provides for indemnification out of the Fund's property for any shareholder held personally liable for any obligation of the Fund. The Partnership Agreement also provides that the Fund, upon request, shall assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. As a result, the risk of a shareholder incurring financial loss on account of his or her liability as a limited partner is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Manager believes that the risk of personal liability to shareholders is extremely remote, in view of the protections described above and in view of the character of the operations of the Fund as an investment company. The foregoing indemnification provisions do not apply to any liability of the Fund arising out of any liability of a limited partner for withholding tax on his or her shares, whether that liability is due to the limited partner's improper certification of his or her tax status or for some other reason.

      |X| Meetings of Shareholders. The Fund's Limited Partners and its General Partners, including the Managing General Partners, are referred to collectively in this Statement of Additional Information as "shareholders." The Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold shareholder meetings:
o when required to do so by the Investment Company Act or other applicable law, or
o when a shareholder meeting is called by the Managing General Partners, or
o      upon proper request of the shareholders.

      Limited partners have the exclusive right to vote on certain matters affecting the Fund set forth in the Partnership Agreement. Under the Partnership Agreement, a Managing General Partner may be removed by the vote of two-thirds of the outstanding shares of the Fund. The Managing General Partners will call a meeting of shareholders to vote on the removal of a Managing General Partner upon the written request of the record holders of 10% of its outstanding shares.

      If the Managing General Partners receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Managing General Partner, the Managing General Partners will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense.

      |X| Term of Existence Dissolution of the Fund. The Fund expects to continue in existence until December 31, 2037, but shall be dissolved before that date if and when any of the following circumstances occur:

(1)   the shareholders of the Fund approve the prior  dissolution of the Fund;
         or

(2)   the Fund disposes of all of its assets; or
(3) a General Partner withdraws and the remaining General Partners do not elect to continue the operations of the Partnership; or
(4) there are no remaining General Partners (unless the shareholders agree by unanimous vote to continue the Fund in circumstances where the last remaining General Partner was not removed by them, and new General Partners are promptly elected by the shareholders).


      Other than being able to require the Fund to redeem outstanding shares as described in the Prospectus under "How to Sell Shares," limited partners have no right to the return of any part of their contributions to the Fund unless and until the Fund is dissolved. Distributions to a shareholder by the Fund, whether upon redemption, dissolution or otherwise, will be in proportion to the number of outstanding shares held by the shareholder without regard to the dollar amount contributed to the Fund or the amount of any profits of the Fund received.

      |X| Other Provisions. The Partnership Agreement also provides for the pricing, purchase and redemption of shares of the Fund as described below, as well as procedures relating to the giving of notices, the calling of meetings and solicitation of shareholder consents. In addition, the Partnership Agreement contains provisions relating to the maintenance of books and records by the Fund, the accounting procedures to be followed by the Fund, the allocation for U.S. Federal income tax purposes of items of income, gain, loss, deduction and credit, and the procedures by which amendments to the Partnership Agreement may be made. Limited partners have the right to obtain current copies of the Partnership Agreement and certain other records of the Fund. The records of the Fund, although available to limited partners upon request and to certain other persons in connection with Fund business, are not matters of public record.


Managing General Partners and Officers of the Fund. The Fund's Managing General Partners and officers and their principal occupations and business affiliations during the past five years are listed below. Managing General Partners denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Managing General Partners are also Managing General Partner, directors or managing general partners of the following Denver-based Oppenheimer funds1:


Oppenheimer Cash Reserves             Oppenheimer Strategic Income Fund
Oppenheimer Champion Income Fund      Oppenheimer Total Return Fund, Inc.
Oppenheimer Capital Income Fund       Oppenheimer Variable Account Funds
Oppenheimer High Yield Fund           Panorama Series Fund, Inc.
Oppenheimer International Bond Fund   Centennial America Fund, L. P.
Oppenheimer Integrity Funds           Centennial California Tax Exempt Trust
Oppenheimer  Limited-Term  Government Centennial Government Trust
Fund
Oppenheimer Main Street Funds, Inc.   Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust

--------
1  Ms.   Macaskill  is  not  a  director  of  Oppenheimer   Integrity   Funds,
Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds.



Robert G. Avis*, Managing General Partner; Age: 67
One North Jefferson Ave., St. Louis, Missouri 63103
Executive Vice President of A.G. Edwards & Sons, Inc. (a broker-dealer) and Chairman of A.G. Edwards Capital, Inc. (general partner of A. G. Edwards private equity funds).

William A. Baker, Managing General Partner; Age: 84
197 Desert Lakes Drive, Palm Springs, California 92264

Management Consultant.


Charles Conrad, Jr., Managing General Partner; Age: 68
1501 Quail Street, Newport, Beach, CA 92660

Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co., prior to which he was associated with the National Aeronautics and Space Administration.


Sam Freedman, Managing General Partner; Age: 58
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive and Officer and director of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager), a director of the Manager and Vice President and a director of Oppenheimer Acquisition Corp. (the holding company parent of the Manager).

Raymond J. Kalinowski, Managing General Partner; Age: 69
44 Portland Drive, St. Louis, Missouri 63131

Director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).


C. Howard Kast, Managing General Partner; Age: 77
2552 East Alameda, Denver, Colorado 80209

Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).


Robert M. Kirchner, Managing General Partner; Age: 77
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill*, President and Managing General Partner; Age: 50 Two World Trade Center, New York, New York 10048-0203 President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of OppenheimerFunds, Inc. (the "Manager"); President and director (since June 1991) of HarbourView Asset Management Corp., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August
1994) and Shareholder Financial Services, Inc. (since September 1995); President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp.; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996), a subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager, and of Oppenheimer Millennium Funds plc, offshore investment companies; President and a director of other Centennial and Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company).

Ned M. Steel, Managing General Partner; Age: 83
3416 South Race Street, Englewood, Colorado 80110

Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.


James C. Swain*, Chairman, Chief Executive Officer and Managing General Partner; Age: 65

6803 South Tucson Way, Englewood, Colorado 80112

Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser and broker-dealer subsidiary of the Manager, and Chairman of the Board of Shareholder Services, Inc..

Carol E. Wolf,  Vice  President and Portfolio  Manager;  Age: 47
Two World Trade Center,  New York,  New York  10048-0203
Vice President of the Manager and of Centennial Asset Management Corporation (since June 1990); an officer of other Oppenheimer funds.

Arthur J. Zimmer,  Vice President and Portfolio Manger;  Age: 52
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since June 1997); Vice President of Centennial Asset Management Corporation (since June 1997); an officer of other Oppenheimer funds; formerly Vice President of the Manager (October 1990-June
1997).


Andrew J. Donohue, Vice President and Secretary, Age 48
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial Services, Inc. and (since September 1995) Oppenheimer
Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.


Brian W. Wixted, Vice President, Treasurer and Assistant Secretary; Age: 39
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since April 1999) of the Manager; formerly Principal and Chief Operating Officer, Bankers Trust Company-Mutual Fund Services Division (1995-1999), Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (1991-1995), and Vice President and Accounting Manager, Merrill Lynch Asset Management, Inc. (1987-1991).

Robert J. Bishop, Assistant Treasurer; Age: 40
6803 South Tucson Way, Englewood, Colorado 80112

Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.


Scott T. Farrar, Assistant Treasurer; Age: 33
6803 South Tucson Way, Englewood, Colorado 80112

Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.


Robert G. Zack, Assistant Secretary; Age: 50
Two World Trade Center, New York, New York 10048-0203

Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November
1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.


O Remuneration of Managing General Partners. The officers of the Fund and certain Managing General Partners of the Fund (Ms. Macaskill and Mr. Swain) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Managing General Partners of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended December 31, 1998. The compensation from all of the Denver-based Oppenheimer funds includes the Fund and is compensation received as a Managing General Partner, director, trustee or member of a committee of the Board during the calendar year 1998.

  -----------------------------------------------------------------------------
                               Aggregate         Total Compensation
  Managing  General  Partner's Compensation      from all Denver-Based
  Name                         from Fund         Oppenheimer Funds1
  and Other Positions
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  Robert G. Avis               $236              $67,998.00

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  William A. Baker             $241              $69,998.00

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  Charles Conrad, Jr.          $234              $67,998.00

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  Sam Freedman
  Audit and Review
  Committee Member             $255              $73,998.00

                               ------------------------------------------------
  -----------------------------------------------------------------------------


  Raymond J. Kalinowski
  Audit and Review
  Committee Member             $255              $73,998.00

  -----------------------------------------------------------------------------
                               ------------------------------------------------


  C. Howard Kast
  Audit and Review
  Committee Chairman           $265              $76,998.00

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  Robert M. Kirchner           $234              $67,998.00

                               ------------------------------------------------
  -----------------------------------------------------------------------------


  Ned M. Steel                 $234              $67,998.00

  -----------------------------------------------------------------------------
1.    For the 1998 calendar year.

      o Deferred Compensation Plan for Managing General Partners. The Managing General Partners have adopted a Deferred Compensation Plan for disinterested Managing General Partners that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Managing General Partner is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Managing General Partner. The amount paid to the Managing General Partner under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Managing General Partners under this plan will not materially affect the Fund's assets, liabilities or net income per share. This plan will not obligate the Fund to retain the services of any Managing General Partner or to pay any particular level of compensation to any Managing General Partner. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by any Managing General Partner under this plan without shareholder approval for the limited purpose of determining the value of the Managing General Partners' deferred fee accounts.


Major Shareholders. As of April 23, 1999, the only person who owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding shares was A.G. Edwards & Sons, Inc. ("A.G. Edwards"), 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned 29,762,387.530 shares of the Fund (96.35% of the then outstanding shares of the Fund). The Fund has been informed that, as to shares held of record by A.G. Edwards, the following shareholders owned more than 5% of the outstanding shares of the Fund as of April 23, 1999:

      Team Haas USA Ltd., c/o A.G. Edwards, 1 North Jefferson, St. Louis, Missouri, which owned 3,192,512.180 shares (approximately 10.73% of the shares of the Fund then outstanding).

      Gold Star Hat and Cap, c/o A.G. Edwards, 1 North Jefferson, St. Louis, Missouri, which owned 10,219,917.26 shares (approximately 34.33% of the shares of the Fund then outstanding).

      Gold Star Hat and Cap Company, is a corporation located in Taipei, Taiwan.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager has a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the portfolio transactions of funds managed by the Manager. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.


      The portfolio managers of the Fund are principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Fund's portfolio managers with research and support in managing the Fund's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to certain Managing General Partners, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus.

      ----------------------------------------------------------
        Fiscal Year             Management Fee Paid to
        ending 12/31            OppenheimerFunds, Inc.
      ----------------------------------------------------------
      ----------------------------------------------------------


            1996                       $76,514

      ----------------------------------------------------------
      ----------------------------------------------------------


            1997                       $73,491

      ----------------------------------------------------------
      ----------------------------------------------------------


            1998                       $88,659

      ----------------------------------------------------------


    The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement. The agreement permits the Manager to act as investment adviser for any other person, firm or corporation.


      |X| The Distributor. Under its General Distributor's Agreement with the Fund, Centennial Asset Management Corporation, a subsidiary of the Manager, acts as the Fund's principal underwriter and Distributor in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.


      The Fund's use of the name "Centennial" as part of its name is under a license from the Distributor. If the Distributor ceases to be the Fund's distributor, the right of the Fund to use the name "Centennial" as part of its name may be terminated by the Distributor, and the Fund's Managing General Partners would be required to take action promptly to change the Fund's name.

      n The Sub-Distributor. The Distributor has retained OppenheimerFunds Distributor, Inc., a wholly-owned subsidiary of the Manager, to act as
Sub-Distributor of the Fund's shares. The Sub-Distributor acts as the Distributor's agent for accepting orders from dealers, brokers and investors to purchase shares of the Fund. The Sub-Distributor is not obligated to sell a specific number of shares.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager, subject to the overall authority of the Managing General Partners. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.


      The Fund seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts.


      Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Those services may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.


      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase.


      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the Manager or distributed by the Distributor or Sub-Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Fund's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.


      The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Service Plan


The Fund has adopted a Service Plan under Rule 12b-1 of the Investment Company Act. Under that plan, the Fund reimburses the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Fund shares, as described in the Prospectus.

      The plan has been approved by a vote of the Managing General Partners of the Fund, including a majority of the Independent Managing General Partners2, cast in person at a meeting called for the purpose of voting on the plan. The plan has also been approved by the vote of the holders of a "majority" (as defined under the Investment Company Act) of the Fund's outstanding voting securities. In approving the Plan, the Managing General Partners determined that it is likely the Plan will benefit the shareholders of the Fund.

      Under the plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are all referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares of the Fund. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts or sub-accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Distributor pays plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Fund shares held for the account of the recipient's customers.


2 In  accordance  with  Rule  12b-1  of the  Investment  Company  Act,  the term
"Independent Managing General Partners" in this Statement of Additional Information refers to those Managing General Partners who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the plan or any agreement under the plan.


      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent Managing General Partners. The Managing General Partners have set no minimum amount.

      Each recipient who is to receive distribution payments for any quarter must certify in writing that the aggregate payments to be received from the Fund and the Distributor during that month or quarter do not exceed the recipient's costs in rendering services and for the maintenance of accounts during the month or quarter, and that they will reimburse the Fund for any excess.

      Unless the plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Managing General Partners and its Independent Managing General Partners specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The plan may be terminated at any time by the vote of a majority of the Independent Managing General Partners or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding voting securities of the Fund.

      The  Managing  General  Partners  and  the  Independent  Managing  General
Partners must approve all material amendments, including a majority of the Independent Managing General Partners. An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders, in the manner set forth above. For the Fund's fiscal year ended December 31, 1998, payments under the plan totaled $38,060, all of which was paid by the Distributor to recipients. The Distributor cannot recover in later periods any unreimbursed expenses it incurs for a particular quarter.

      While the plan is in effect, the Treasurer of the Fund must provide a report to the Managing General Partners in writing at least quarterly for its review. The report shall detail the amount of all payments made under the plan, the identity of each recipient of payments and the purposes for which the payments were made. The plan states that while it is in effect, the selection and nomination of those Managing General Partners of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Managing General Partners. This does not prevent the involvement of others in the selection and nomination process if the final decision as to the selection or nomination is approved by a majority of the Independent Managing General Partners.

      Under the plan, from time to time in their sole discretion, the Manager and the Distributor can use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers and other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fees it receives from the Fund. In their sole discretion, the Manager and the Distributor may increase or decrease the amount of payments they make from their own resources to plan recipients.

      The Distributor and Sub-Distributor have entered into Supplemental Distribution Assistance Agreements under the plan with selected dealers that distribute shares of Oppenheimer Cash Reserves, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust and the Fund. Under those supplemental agreements, the Distributor makes quarterly payments for distribution-related services at an annual rate that ranges from 0.10% to 0.30% of the average net asset value of shares of the above-mentioned funds owned during the quarter beneficially or of record by the dealer or its customers. However, no payment shall be made to any dealer for any quarter during which the average net asset value of shares of the above-mentioned funds owned during that quarter by the dealer or its customers is less than $5 million.

      Payments under supplemental agreements are not a Fund expense. They are made by the Distributor out of its own resources or out of the resources of the Manager, which may include profits derived from the advisory fee it receives from the Fund. The Distributor may not make payments to its affiliates under the Supplemental Agreements.


Performance of the Fund


Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-9310.


      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparisons with other investments:
   Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
   An investment in the Fund is not insured by the FDIC or any other  government agency.
   The Fund's yield is not fixed or guaranteed and will fluctuate.
   Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.


      n Yields. The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by (1) adding 1 to the base period return (obtained as described above), (2) raising the sum to a power equal to 365 divided by 7, and
      (3)               subtracting 1 from the result.


      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      o Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC.
The methodology is discussed below.


      o Average Annual Total Return. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:


                    ( ERV ) 1/n
                    (-----) -1 = Average Annual Total Return
                    (  P  )




      o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


                             ERV - P
                             ------- = Total Return
                                P


                   Compounded      Average Annual Total Returns (at 12/31/98)
     Yield       Effective Yield
 (7 days ended    (7 days ended
   12/31/98)        12/31/98)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


     3.86%            3.94%           4.40%           4.24%           3.91%

-------------------------------------------------------------------------------

      |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Fund's performance. The Fund may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate MonitorJ) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. When comparing the Fund's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.

------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares


      The availability to investors of the various purchase (and redemption) programs described in this Statement of Additional Information depending on how an Investor buys shares. Different features and services are available to Direct Investors (those Investors who buy through the Distributor or through another broker-dealer but have shares registered directly in the Investor's name) and Investors who are Program Participants in the Automatic Purchase and Redemption Program of a particular broker-dealer.

      |X|               The  Oppenheimer  Funds.  The  Oppenheimer  funds  are
those mutual funds for which OppenheimerFunds Distributor, Inc. acts as the distributor or the sub-distributor and include the following:


Oppenheimer Bond Fund                   Oppenheimer Limited-Term Government Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer   Main   Street   California
                                        Municipal Fund
Oppenheimer California Municipal Fund   Oppenheimer  Main Street Growth & Income
                                        Fund

Oppenheimer Champion Income Fund        Oppenheimer MidCap Fund
Oppenheimer Convertible
Securities Fund                         Oppenheimer  Multiple  Strategies Fund
Oppenheimer  Developing
Markets Fund                            Oppenheimer Municipal Bond Fund
Oppenheimer  Disciplined Allocation
Fund                                    Oppenheimer  New York Municipal Fund
Oppenheimer  Disciplined  Value Fund    Oppenheimer New Jersey  Municipal Fund
Oppenheimer  Discovery Fund             Oppenheimer Pennsylvania  Municipal
                                        Fund
Oppenheimer  Enterprise  Fund           Oppenheimer  Quest Balanced Value Fund
Oppenheimer  Capital Income Fund        Oppenheimer  Quest Capital Value Fund,
                                        Inc.

Oppenheimer Florida Municipal Fund      Oppenheimer  Quest  Global  Value  Fund,
                                        Inc.

Oppenheimer  Global Fund                Oppenheimer Quest Opportunity  Value
                                        Fund
Oppenheimer Global Growth & Income Fund Oppenheimer  Quest Small Cap Value Fund
Oppenheimer Gold & Special  Minerals    Oppenheimer  Quest Value Fund,  Inc.
Fund
Oppenheimer Growth Fund                 Oppenheimer Real Asset Fund
Oppenheimer High Yield Fund             Oppenheimer Strategic  Income Fund
Oppenheimer  Insured  Municipal Fund    Oppenheimer  Total Return Fund,  Inc.
Oppenheimer  Intermediate  Municipal
Fund                                    Oppenheimer  U.S. Government Trust
Oppenheimer International Bond Fund     Oppenheimer World Bond Fund
Oppenheimer  International  Growth Fund Limited-Term  New York  Municipal  Fund
Oppenheimer   International   Small     Rochester  Fund  Municipals
Company  Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Europe Fund


and the following money market funds:

Centennial America Fund, L. P.          Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
Centennial Government Trust             Oppenheimer Cash Reserves
Centennial Money Market Trust           Oppenheimer Money Market Fund, Inc.

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined twice each day that the New York Stock Exchange ("Exchange") is open, at 12:00 Noon and at 4:00 P.M., by dividing the value of the Fund's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean New York time. The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.


      The Fund's  Managing  General  Partners  have adopted the  amortized  cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.


                        The Fund's Managing  General Partners have established

procedures reasonably  designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Managing General Partners, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Managing General Partners will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Managing General Partners to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Managing General Partners will take whatever steps they consider appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.




How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.


Checkwriting. The Fund's checks are drafts against the Fund that are payable through the Fund's bank (which is referred to as the "Bank" in this section). When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.


------------------------------------------------------------------------------

For Direct Investors, Checkwriting is arranged though the Fund's Transfer Agent. Investors who are Program Participants in a broker-dealer's Automatic Purchase and Redemption Program must arrange for Checkwriting and obtain signature cards through the Investor's broker-dealer firm.

------------------------------------------------------------------------------

      In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities,

         represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);

(3) authorizes the Fund, its Transfer Agent and any bank through which the Fund=s drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;

(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's Bank; and
(6) acknowledges and agrees that neither the Fund nor its Bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.


Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire


Automatic Withdrawal Plans. Direct Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the Investor for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.

      Payments are normally made by check. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice.

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares purchased with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Distributions of income on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.


How to Exchange Shares


------------------------------------------------------------------------------
The special tax provisions that are available to shareholders of this Fund do not apply to the other Oppenheimer funds or Centennial Trusts, and by exchanging into those other Funds Investors will become subject to applicable withholding and tax reporting requirements under the Internal Revenue Code as to those investments.

------------------------------------------------------------------------------


Participants in Automatic Purchase and Redemption Programs. Shares of the Fund held under Automatic Purchase and Redemption Programs through brokers or dealers may be exchanged only for shares of Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust. Exchange requests to the Fund may be placed only by an Investor's broker or dealer.

Direct Investors. Shares of the Fund may be exchanged, subject to the conditions described in the Prospectus and in this Statement of Additional Information, by Direct Investors for shares of other Oppenheimer funds. As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of this Fund are deemed to be "Class A Shares" for this purpose. You can obtain a current list of funds showing which funds offer which classes by calling the Distributor at 1-800-525- 9310.


     |_| All of the other Oppenheimer funds offer Class A, B and C shares except Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial America Fund, L.P. and Centennial California Tax Exempt Trust, which only offer Class A shares.

      |_| Oppenheimer Main Street California Tax-Exempt Fund currently offers only Class A and Class B shares.

      |_| Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or available through OppenheimerFunds-sponsored 401(k) plans.


      |_| Class Y shares of Oppenheimer Real Asset Fund are not exchangeable for any shares of any other Fund.

      o For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from shares of this Fund or Class A shares of Oppenheimer Cash Reserves that were acquired by exchange of Class M shares. No other exchanges may be made to Class M shares.

      o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges can be made from shares of any other funds to class X shares of Limited Term New York Municipal Fund.


      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

      Shares of this Fund acquired by reinvestment of dividends or distributions from the Fund or from any other of the Oppenheimer funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. Shares of this Fund purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of this Fund are purchased in that way. If requested, they must supply proof of entitlement to this privilege.


      n How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when shares of this Fund acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

      n Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      n Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Automatic Investment Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.


Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For Federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Distributions and Taxes

Tax Status of the Fund and the Fund's Distributions

The Federal tax treatment of the Fund's distributions is explained in the Prospectus under the caption "Distributions and Taxes."


Tax Status of the Fund. The Fund is a limited partnership and has made an election under the Internal Revenue Code to pay federal income taxes (at a special rate) on its income to allow it to maintain its status as a partnership. The characterization under the Internal Revenue Code of any income realized by the Fund after payment of that tax flows through to its limited partners. The Fund has obtained a ruling from the IRS that it will be classified as a partnership and that its general and limited partners will be treated as partners for Federal income tax purposes.

      Shareholders of the Fund generally are liable for payment of taxes on their allocated share of fund income and realized capital gains. However, to the extent the Fund earns "portfolio interest" income, eligible foreign investors who are not subject to payment or withholding of U.S. tax on that type of income are likewise not subject to payment or withholding of U.S. tax on their allocated share of "portfolio interest" income from the Fund if certain conditions are met on a continuing basis. Some of those conditions are the following:
o The Fund must maintain its treatment as a partnership for U.S. Federal income tax purposes rather than become taxable as a corporation.
o The Fund must comply with the provisions of the Internal Revenue Code applicable to limited partnerships.
o The income realized by the Fund must consist of interest income which qualifies for the "portfolio interest" exemption under the U. S. Internal Revenue Code.
o Eligible Foreign Investors must provide the Fund with certification of their status by furnishing a valid Form W-8BEN at the time of investment and at specified times thereafter.


      Although the Fund has obtained a ruling relating to its tax status from the IRS, foreign investors should note that the IRS or the U.S. courts may ultimately determine that the Fund should be characterized as an association taxable as a corporation, rather than as a partnership for U.S. Federal income tax purposes. If the Fund is characterized as an association taxable a corporation for U.S. Federal income tax purposes, the Fund will incur U.S. Federal corporate income tax on its earnings. In addition, shareholders will incur U.S. Federal income tax and withholding on distributions from the Fund because those distributions would no longer be eligible for the "portfolio interest" exemption.


      n Federal Tax Legislation Affecting Publicly-Traded Partnerships. Under provisions of the Revenue Act of 1987, "publicly-traded" partnerships such as the Fund are generally characterized as corporations rather than partnerships for Federal income tax purposes. The 1987 legislation does not apply to the Fund because the Fund was in existence and had obtained the IRS ruling relating to its tax status prior to enactment of that legislation. The Fund maintained its status as an "existing partnership" under certain "grandfathering" provisions of that legislation and, as such, continued to be treated as a partnership for Federal income tax purposes. When the "grandfathering" provisions of the 1987 legislation were set to expire on December 31, 1997, it was anticipated that "existing partnerships" like the Fund would be classified as "associations taxable as corporations" as of January 1, 1998.

      However, the Taxpayer Relief Act of 1997 permitted a publicly-traded limited partnership that was in existence on December 17, 1987, like the Fund, and that continued to meet certain other criteria, to elect to continue its status as a partnership for U.S. Federal income tax purposes for tax years after December 31, 1997. The Fund made that election. As an "electing 1987 partnership," the Fund will seek to maintain its treatment as a partnership rather than become taxable as corporation by paying a tax equal to 3.5% of its gross income and meeting certain other criteria. That tax increases the Fund expenses and reduces its yield.

Tax Considerations for Fund Investors. For purposes of this discussion, the term "foreign investor" means an investor other than a U.S. citizen, U.S. resident, or a U.S. corporation, partnership, estate or trust. A foreign investor who is engaged in a trade or business in the United States normally will be subject to U.S. Federal income tax on any ordinary income and capital gains at the same rates applicable to U.S. persons on the investor's allocable share of ordinary income and capital gains realized by the Fund. The foreign investor will be subject to tax to the extent that (1) that income and gains are deemed to be effectively connected with the conduct of the foreign investor's trade or business and (2) U.S. taxation of such income and gains is not avoided under the terms of an applicable U.S. income tax treaty.


      For this purpose, foreign investors will be deemed to be engaged in a trade or business in the U.S. and will be subject to U.S. Federal income tax on their allocable share of the Fund's net income and capital gains if the Fund were deemed to be engaged in a trade or business in the U.S. If the Fund were deemed to be engaged in a trade or business in the U.S., it would also be required to withhold U.S. Federal income tax at the maximum rate applicable to the investor on income earned.

      The Fund has obtained an opinion of counsel to the effect that neither the Fund nor its investors, solely by virtue of their investment in the Fund, should be deemed to be engaged in a trade or business in the United States if the Fund adheres to its stated investment objective, policies and restrictions and to certain guidelines concerning its investment activities. The Fund intends to comply with those restrictions and guidelines. Consequently, any foreign investor in the Fund should not be deemed to be engaged in a trade or business in the United States solely by virtue of an investment in the Fund.

      Although the Fund and its tax counsel rendering such opinion believe that their position is fully supported by applicable law, there can be no assurance that the IRS or a court of law would not take a contrary position. If the Fund is deemed to be engaged in a U.S. trade or business by a court of law, then its portfolio interest would be subject to U.S. Federal income tax and the Fund would be obligated to withhold tax on all income allocated to shareholders.


      Assuming that a foreign investor purchasing Fund shares is not engaged in a trade or business in the United States, that investor's share of ordinary income realized by the Fund will not be subject to U.S. Federal income tax (including withholding of such taxes), if
o the ordinary income consists of interest income which qualifies for the "portfolio interest" exemption under Sections 871(h) and 881(c) of the Internal Revenue Code,
o the foreign investor has furnished a valid and effective IRS Form W-8BEN (or substitute form) to the Fund,
o the Fund has no actual knowledge that the investor is, in fact, a U.S. person, and
o the investor properly certifies, if so required, that the beneficial owner of such investment is not (a) a "10% shareholder" (as defined in
      Section 871(h)(3) of the Code) of the issuer of the security held by the Fund which generates the interest income, (b) a controlled foreign corporation related to such issuer, or (c) a bank deemed to be receiving such interest (other than interest on an obligation of the United States) on an extension of credit made pursuant to a loan
      agreement   entered  into  in  the  ordinary  course  of  its  trade  or business.


      The Fund has been advised that interest income will qualify for the "portfolio interest" exemption if it is paid with respect to a publicly-offered, registered debt obligation issued after July 18, 1984, with respect to which the Fund, which would otherwise be required to withhold U.S. Federal income tax from such interest, has received a valid and effective statement that the beneficial owner of the obligation is not a U.S. person. A statement such as that contained in the representations in Form W-8BEN is expected to be sufficient for that purpose. Interest income received by the Fund on certain short-term investments might not qualify for the "portfolio interest" exemption. Accordingly, the portion of that interest allocable to foreign shareholders would be subject to U.S. Federal income tax (including withholding taxes) during the calendar year such interest is received by the Fund.

      A foreign investor who is not "engaged in a trade or business" in the United States for purposes of the Internal Revenue Code generally will not be subject to U.S. Federal income tax (or withholding) on that investor's allocated share of net short-term or long-term capital gains realized by the Fund. To qualify, in the case of an investor who is a person, the investor must not be physically present in the U.S. for 183 or more days during the year or for such other period as would cause the investor to be treated as a U.S. resident under the Internal Revenue Code. Proceeds of redemption of Fund shares also will not be subject to U.S. tax if they constitute non-U.S. source income by virtue of the investor's non-U.S. status. However, even if the proceeds of share redemptions are not subject to U.S. tax under these rules, nevertheless the Fund might be required to withhold on the portion of those proceeds that represents the investor's allocable share of income or gains of the Fund that would otherwise be subject to withholding.

      Foreign investors who do not furnish a valid and effective Form W-8BEN or otherwise properly certify, if required by U.S. Federal tax laws, that such investor is not (a) a "10 percent shareholder", (b) a controlled foreign corporation of the issuer, or (c) a bank deemed to be receiving such interest (other than interest on an obligation of the United States) on an extension of credit made pursuant to a loan agreement entered into in the ordinary course of its trade or business may be subject to U.S. withholding taxes on their allocated shares of all income realized by the Fund (regardless of its source).

      Foreign shareholders are required to furnish a Form W-8BEN every three calendar years. As previously discussed, regardless of whether a valid and effective Form W-8BEN is furnished, foreign shareholders may be subject to U.S. withholding taxes on their allocated shares of income realized by the Fund from sources other than "portfolio interest" income and net realized capital gains unless such withholding taxes are reduced or eliminated under the terms of an applicable U.S. income tax treaty and the investor complies with all procedures for claiming the benefits of such a treaty. It is the intention of the Fund to withhold amounts required by the Internal Revenue Code with respect to non-qualifying income and/or non-qualifying investors.


Additional Information About the Fund


The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales charge agreement with Centennial Asset Management Corporation, a subsidiary of the Manager that acts as the Fund's Distributor or OppenheimerFunds Distributor, Inc., the Sub-Distributor. The Distributor also distributes shares of the other Centennial Trusts.


The Transfer Agent. Shareholder Services, Inc. the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It is paid on a "at-cost" basis.


The Custodian Bank. Citibank, N.A. is the custodian bank of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian bank in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

                                  Appendix A

------------------------------------------------------------------------------
                      Description of Securities Ratings
------------------------------------------------------------------------------

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.


Short-Term Debt Ratings.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------


The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:


Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:


MIG1/VMIG1: Best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2: High quality. Margins of protection are ample although not so large as in the preceding group.

Standard & Poor's Ratings Services
------------------------------------------------------------------------------

The following ratings by Standard & Poor's for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:


A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").


Fitch IBCA, Inc.
------------------------------------------------------------------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+". F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.


Duff & Phelps, Inc.
------------------------------------------------------------------------------

The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):


Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.



Thomson BankWatch, Inc.
------------------------------------------------------------------------------

The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.


TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".


Long Term Debt Ratings

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.


Moody's  Investors Service, Inc.

------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.


Standard & Poor's Ratings Services

------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:   A strong  capacity to pay interest and repay  principal  and differ from
"AAA" rated issues only in small degree.

Fitch IBCA, Inc.
------------------------------------------------------------------------------

AAA: Considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".


Duff & Phelps, Inc.

------------------------------------------------------------------------------

AAA: The highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.


Thomson BankWatch, Inc.

------------------------------------------------------------------------------

TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.


A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                                  Appendix B

------------------------------------------------------------------------------
                           Industry Classifications
------------------------------------------------------------------------------


      Aerospace/Defense              Food
      Air Transportation             Gas Utilities
      Asset-Backed                   Gold
      Auto Parts Distribution        Health Care/Drugs
      Automotive                     Health Care/Supplies & Services
      Bank Holding Companies         Homebuilders/Real Estate
      Banks                          Hotel/Gaming
      Beverages                      Industrial Services
      Broadcasting                   Information Technology
      Broker-Dealers                 Insurance
      Building Materials             Leasing & Factoring
      Cable Television               Leisure
      Chemicals                      Limited Purpose Finance
      Commercial Finance             Manufacturing
      Computer Hardware              Metals/Mining
      Computer Software              Non-durable  Municipality  Household
      Conglomerates                  Goods
      Consumer Finance               Oil - Integrated
      Containers                     Paper
      Convenience Stores             Publishing/Printing
      Cosmetics                      Railroads
      Department Stores              Restaurants
      Diversified Financial          Savings & Loans
      Diversified Media              Shipping
      Drug Stores                    Special Purpose Financial
      Drug Wholesalers               Specialty Retailing
      Durable Household Goods        Steel
      Education                      Supermarkets
      Electric Utilities             Telecommunications - Technology
      Electrical Equipment           Telephone - Utility
      Electronics                    Textile/Apparel
      Energy Services & Producers    Tobacco
      Entertainment/Film             Toys
      Environmental                  Trucking
      Foreign Government             Wireless Services

                                  Appendix C

                        FIRST TRUST AMERICA FUND, L.P.

                       AGREEMENT OF LIMITED PARTNERSHIP
                             dated April 28, 1987


TABLE OF CONTENTS


1.  GENERAL PROVISIONS

    1.1    Formation

    1.2    Name and Place of Business

    1.3    Term

    1.4    Agent for Service of Process

    1.5    Certificate of Limited Partnership

    1.6    Other Acts/Filings


2.  DEFINITIONS

    2.1 Affiliate

    2.2 Capital Account

    2.3 General Partner

    2.4 Holder of Record or Holder of a Share

    2.5 Limited Partner

    2.6 Majority Vote

    2.7 Managing General Partner

    2.8 Net Asset Value (per Share)

     2.9 Non-Managing General Partner

     2.10 Officers

    2.11 Partners

    2.12 Partnership

    2.13 Partnership Act

    2.14 Partnership Group

    2.15 Person

    2.16 Registration Statement

    2.17 Secretary of State

    2.18 Share (including fractional Shares)

    2.19 Substituted Limited Partner

    2.20 Tax Code

    2.21 Transfer Agent

    2.22 1940 Act


3.  ACTIVITIES AND PURPOSE

    3.1    Operating Policy

    3.2    Investment Objectives

    3.3    Investment Policies and Restrictions

    3.4    Other Authorized Activities


4.  GENERAL PARTNERS

    4.1 Identity and Number

    4.2    Managing and Non-Managing General Partners

     4.3 General Partners' Contributions

     4.4 Management and Control

    4.5 Action by the Managing General Partners

    4.6 Limitations on the Authority of the Managing

General Partners

    4.7 Right of General Partners to Become

Limited Partners

    4.8 Termination of a General Partner

    4.9 Additional or Successor General Partners

    4.10 Liability to Limited Partners

    4.11 Assignment and Substitution

    4.12 No Agency

    4.13 Reimbursement and Compensation

    4.14 Indemnification


5.  LIMITED PARTNERS

    5.1 Identity of Limited Partners

    5.2 Admission of Limited Partners

    5.3 Contributions of the Limited Partners

    5.4 Additional Contributions of Limited Partners

    5.5 Use of Contributions

    5.6 Redemption by Limited Partners

    5.7 Minimum Contribution and Mandatory Redemption

    5.8 Limited Liability

    5.9 No Power to Control Operations

    5.10 Tax Responsibility


6.  SHARES OF PARTNERSHIP INTEREST


7.  PURCHASE AND EXCHANGE OF SHARES

    7.1    Purchase of Shares

    7.2    Net Asset Value

    7.3    Exchange of Shares


8.  REDEMPTION OF SHARES

    8.1    Redemption of Shares

    8.2    Payment for Redeemed Shares


9.  MATTERS AFFECTING THE PARTNERSHIP'S BASIC STRUCTURE

    9.1 Rights of Limited Partners

    9.2 Actions of the Partners

    9.3 Meetings

    9.4 Notices

    9.5 Validity of Vote for Certain Matters

    9.6 Adjournment

    9.7 Waiver of Notice and Consent to Meeting

    9.8 Quorum

    9.9 Required Vote

    9.10 Action by Consent Without a Meeting

     9.11 Record Date

    9.12     Proxies

    9.13 Number of Votes

    9.14 Communication Among Limited Partners


10. DISTRIBUTIONS AND ALLOCATION OF PROFITS AND LOSSES

    10.1   Fees of General Partners

    10.2   Distributions of Income and Gains

    10.3   Allocation of Income, Gains, Losses, Deductions
                and Credits

    10.4   Returns of Contributions

    10.5   Capital Accounts

    10.6   Allocations of Capital Gains and Losses and
                Additional Rules


11. ASSIGNMENT OF SHARES; SUCCESSOR IN INTEREST; SUBSTITUTION
           OF PARTNERS

    11.1   Prohibition on Assignment

    11.2   Rights of the Holders of Shares as Collateral or
                Judgment Creditor

    11.3   Death, Incompetency, Bankruptcy or Termination
                of the Existence of a Partner

    11.4   Substituted Limited Partners


12. DISSOLUTION AND TERMINATION OF THE PARTNERSHIP

    12.1   Dissolution

    12.2   Liquidation

    12.3   Termination

13. BOOKS, RECORDS, ACCOUNTS AND REPORTS

    13.1   Books and Records

    13.2   Limited Partners' Access to Information

    13.3   Accounting Basis and Fiscal Year

    13.4   Tax Returns

    13.5   Filings with Regulatory Agencies

    13.6   Tax Matters and Notice Partner


14. AMENDMENTS OF PARTNERSHIP DOCUMENTS

    14.1   Amendments in General

    14.2   Amendments Without Consent of Limited Partners

    14.3   Amendments Needing Consent of Affected Partners

    14.4   Amendments to Certificate of Limited
                Partnership

    14.5   Amendments After Change of Law


15. MISCELLANEOUS PROVISIONS

    15.1   Notices

    15.2   Section Headings

    15.3   Construction

    15.4   Severability

    15.5   Governing Law

    15.6   Counterparts

    15.7   Entire Agreement

    15.8   Cross-References

    15.9   Power of Attorney to the General Partners

    15.10  Further Assurances

    15.11  Successors and Assigns

    15.12  Waiver of Action for Partition

    15.13  Creditors

    15.14  Remedies

    15.15  Custodian

    15.16  Use of Name "First Trust"

    15.17  Authority

    15.18  Signatures

                        FIRST TRUST AMERICA FUND, L.P.

      This AGREEMENT OF LIMITED PARTNERSHIP ("Partnership Agreement") is entered into as of this 28th day of April, 1987 by and among Gerald E. Pelzer, an individual, Thomas L. Johnson, an individual, Dr. David Johnston, an individual, and Edward McGrew, an individual, as Managing General Partners; Clayton Brown Investments, Inc., an Illinois corporation, as Non-Managing General Partner (collectively, the "General Partners"); and Clayton Brown Investments, Inc., an Illinois corporation, as Limited Partner.

      1.  GENERAL PROVISIONS

          1.1 Formation. The parties hereby agree to form a limited partnership (the "Partnership") under the terms and conditions set forth below pursuant to the Delaware Revised Uniform Limited Partnership Act (the "Partnership Act").

          1.2 Name and Place of Business. The name of the Partnership shall be First Trust America Fund, L.P., or such other name as shall be selected from time to time by the Managing General Partners. The principal place of business of the Partnership shall be 300 W. Washington Street, Chicago, Illinois 60606 or such other place or places as the Managing General Partners may deem necessary or desirable to the conduct of the Partnership's activities, including places for the conduct of activities relating to its investments, the location and holding of its assets, the execution of its portfolio transactions and other operations. The registered office of the Partnership in Delaware is located at 1209 Orange Street, in the City of Wilmington, County of New Castle.

          1.3 Term. The term of the Partnership shall commence upon the filing of the Certificate of Limited Partnership with the Secretary of State and shall continue until the 31st day of December, 2037, unless terminated earlier in accordance with the provisions of this Partnership Agreement.

          1.4 Agent for Service of Process. The registered agent for service of process on the Partnership in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware or such other eligible Delaware resident individual or corporation qualified to act as an agent for service of process as the Managing General Partners shall designate.

          1.5 Certificate of Limited Partnership. The Managing General Partners shall cause a Certificate of Limited Partnership to be filed with the Secretary of State in accordance with the terms of the Partnership Act.

Other Acts/Filings. The Partners shall from time to time execute or cause to be executed all such certificates, fictitious business name statements, and other documents, and do or cause to be done all such filings, recordings, publishings, and other acts as the Managing General Partners may deem necessary or appropriate to comply with the requirements of law for the formation and operation of the Partnership in all jurisdictions in which the Partnership shall desire to conduct its activities.

2.    DEFINITIONS

          When used in this Partnership Agreement the following terms shall have the meanings set forth below:

          2.1 Affiliate. "Affiliate" shall mean: (i) any person directly or indirectly controlling, controlled by or under common control with another person; (ii) a person owning or controlling 10% or more of the outstanding securities of that other person; (iii) any officer, director, trustee or partner of that other person; or (iv) if that other person is an officer, director, trustee or partner, any company for which that person acts in any such capacity (person shall include any natural person, partnership, corporation, association or other legal entity).

          2.2 Capital Account. The account maintained for each Partner in accordance with Section 10.5 hereof.

          2.3 General Partner. Each of the initial General Partners designated in the Preamble and any other person or entity who shall hereafter become a General Partner.

          2.4   Holder of Record or Holder of a Share.

                (a) a General Partner;

                (b) a Limited Partner if he or it has not redeemed or transferred all of his (its) Shares of the Partnership pursuant to Sections 8 or 11;

                (c) a purchaser of a Share or Shares of the Partnership; or

                (d) the successor in interest of a Partner under Section 11.

          2.5 Limited Partner. The original Limited Partner and all other persons who shall hereinafter be admitted to the Partnership as additional Limited Partners or Substituted Limited Partners, except those persons who:

                (a) have redeemed all Shares of the Partnership owned by them and such redemption has been reflected in the records of the Partnership; or

                (b) have been replaced by a Substituted Limited Partner to the extent of their entire Limited Partnership Interest. Reference to a "Limited Partner" shall mean any one of the Limited Partners.

2.6 Majority Vote. The affirmative vote of the lesser of (i) 67% or more of the Shares represented at a meeting and entitled to vote if more than 50% of the then outstanding Shares are present or represented by proxy, or (ii) more than 50% of the then outstanding Shares entitled to vote.

          2.7 Managing General Partner. Each General Partner who is an individual.

          2.8 Net Asset Value (per Share). The value (in U.S. Dollars) of a Share as determined in accordance with Section 7.2 hereof.

          2.9 Non-Managing General Partner. Each General Partner that is not an individual (i.e., any General Partner that is a corporation, association, partnership, joint venture or trust).

          2.10 Officers. Those persons designated by the Managing General Partners to perform administrative and operational functions on behalf of the Managing General Partners.

          2.11 Partners. Collectively, the General Partners and the Limited Partners. "Partner" means any one of the Partners.

          2.12 Partnership. The limited partnership created and continued by this Partnership Agreement.

          2.13  Partnership   Act.  The  Delaware   Revised   Uniform  Limited
Partnership Act (Sections 17-101 through 17-1108, Chapter 17, Title 6 of the Delaware Code).

          2.14 Partnership Group. All other investment companies of which Clayton Brown & Associates, Inc. or any parent, subsidiary or affiliate is organizer or sponsor and which are registered under the 1940 Act.

          2.15 Person. An individual, partnership, joint venture, association, corporation or trust.

          2.16 Registration Statement. The Registration Statement on Form N-1A, registering the Partnership under the 1940 Act and the Shares of the Partnership under the Securities Act of 1933, as such Registration Statement may be amended from time to time.

          2.17 Secretary of State. The Secretary of State of the State of Delaware.

          2.18 Share (including fractional Shares). A partnership interest in the Partnership. Reference to "Shares" shall be to more than one Share.

          2.19 Substituted Limited Partner. A successor in interest of a Limited Partner who has complied with the conditions set forth in Section 11.

2.20 Tax Code. The Internal Revenue Code of 1986, as amended, or corresponding provisions of subsequent revenue laws, and all regulations, rulings and other promulgations or judicial decisions thereunder.

          2.21 Transfer Agent. The person appointed by the Managing General Partners to be primarily responsible for maintaining the records pertaining to Limited Partners and certain other records of the Partnership.

          2.22 1940 Act. The Investment Company Act of 1940, as amended, or as it may hereafter be amended, and the Rules and Regulations thereunder.

      3.  ACTIVITIES AND PURPOSE

          3.1 Operating Policy. The Partnership will be authorized and empowered to operate and will operate as an open-end, diversified management investment company under the 1940 Act.

          3.2 Investment Objectives. The investment objective of the Partnership is to seek high current return and safety of principal with income free of U.S. taxes and U.S. tax withholding requirements for qualifying foreign investors by investing in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, including mortgage-backed securities and securities issued by private entities and collateralized by such obligations, or such other investment objectives as may be adopted from time to time by the Managing General Partners.

          3.3 Investment Policies and Restrictions. The investment policies and restrictions of the Partnership shall be the investment policies and restrictions set forth in the Partnership's then current Prospectus or Statement of Additional Information (hereinafter referred to collectively as the "Prospectus"). Unless otherwise indicated in the Prospectus, such investment policies and restrictions may be changed from time to time by the Managing General Partners.

          3.4 Other Authorized Activities. Subject to the limitations set forth in this Partnership Agreement, the Partnership shall have the power to purchase and sell securities, issue evidences of indebtedness in connection with
Partnership business, to join or become a partner in limited or general partnerships and to do any and all other things and acts, and to exercise any and all of the powers that a natural person could do or exercise and which now or hereafter may be lawfully done or exercised by a Delaware limited partnership.

      4.  GENERAL PARTNERS

          4.1 Identity and Number. The names of the General Partners and their last known business or residence address shall be set forth in the Certificate of Limited Partnership, as it may be amended from time to time; this same information, together with the amounts of the contributions of each General Partner and their current Share ownership, shall be set forth on the records of the Partnership. The General Partners shall be identified as such on such records and also shall be identified separately as Managing General Partners or Non-Managing General Partners. The numbers of Managing and Non-Managing General Partners shall be fixed by the Managing General Partners, provided, however, that the number of General Partners shall at no time exceed eighteen.

          4.2 Managing and Non-Managing General Partners. Only individuals may act as Managing General Partners, and all General Partners who are individuals shall act as Managing General Partners. Any General Partner that is a corporation, association, partnership, joint venture or trust shall act as a Non-Managing General Partner. Except as provided in Section 4.4 hereof, a
Non-Managing General Partner as such shall take no part in the management, conduct or operation of the Partnership's business and shall have no authority to act on behalf of the Partnership or to bind the Partnership. All General Partners, including Managing and Non-Managing General Partners, shall be subject to election and removal by the Partners to the extent hereinafter provided.

          4.3 General Partners' Contributions. (a) Each General Partner, as such, shall make a contribution of cash to the Partnership sufficient to purchase at least one Share (plus any applicable sales charge) and shall continue to own unencumbered at least one such Share at all times while serving as a General Partner. The amount contributed by each General Partner shall be the amount actually invested in Shares of the Partnership at their Net Asset Value, which amount shall not include any sales charges and which amount may be less than the offering price paid by such General Partner for his shares to the extent the offering price includes any sales charges. The amount of such contributions and the number of Shares owned by each General Partner shall be set forth in the records of the Partnership.

(b) The Non-Managing General Partner shall, in its capacity as such Non-Managing General Partner, be obligated to contribute to the Partnership through the purchase of Shares from time to time amounts sufficient to enable the General Partners, in the aggregate, to maintain in their capacities as General Partners an interest in each material item of Partnership income, gain, loss, deduction or credit equal to at least 1% of each such item at all times during the existence of the Partnership. If, upon termination of the Partnership, the General Partners have a negative balance in their Capital Accounts, they shall in their capacity as General Partners be obligated to make additional capital contributions in cash equal to the lesser of (i) the negative balance in their Capital Accounts or (ii) the amount, if any, by which 1.01% of the total capital contributions of the Limited Partners exceeds the total capital contributions of the General Partners prior to such termination. For as long as the Non-Managing General Partner retains its status as such, it shall not redeem or assign Shares held by it in its capacity as the Non-Managing General Partner or otherwise accept distributions in cash or property if such action would result in the failure of the General Partners to maintain such an interest. In the event that the Non-Managing General Partner is removed or stands for re-election and is not re-elected by the Partners pursuant to Section 9 hereof, the Non-Managing General Partner may, upon not less than thirty (30) days' written notice, redeem its Shares in the same manner as is provided in Section 8 hereof. In the event that the Non-Managing General Partner voluntarily withdraws or declines to stand for reelection, the Non-Managing General Partner may, upon not less than thirty
(30) days' written notice following the occurrence of such event, redeem its Shares in the same manner as provided in Section 8. In the event that the Non-Managing General Partner is removed, stands for reelection and is not re-elected, voluntarily withdraws or declines to stand for reelection, the Managing General Partners shall cause the Certificate of Limited Partnership to be amended as provided in Section 14.4 hereof to reflect such withdrawal.

          4.4 Management and Control. Subject to the terms of this Partnership Agreement and the 1940 Act, the Partnership will be managed by the Managing General Partners, who will have complete and exclusive control over the management, conduct and operation of the Partnership's business, and, except as otherwise specifically provided in this Partnership Agreement, the Managing General Partners shall have the rights, powers and authority, on behalf of the Partnership and in its name to exercise all of the rights, powers and authority of partners of a partnership without limited partners. Any Managing General Partner may, by power of attorney, delegate his power to any other Managing General Partner, provided that in no case shall less than two General Partners personally exercise their other powers hereunder except as herein otherwise expressly provided. The Managing General Partners may contract on behalf of the Partnership with one or more banks, trust companies, underwriters or investment advisers for the performance of such functions as the Managing General Partners may determine, but subject always to their continuing supervision, including, without limitation, the investment and reinvestment of all or part of the Partnership's assets and execution of portfolio transactions, the distribution of Shares, and any or all administrative functions. The Managing General Partners may appoint officers or agents to perform such duties on behalf of the Partnership and the Managing General Partners as the Managing General Partners deem desirable. Such officers or agents need not be General or Limited Partners. The Managing General Partners may also employ persons to perform various duties on behalf of the Partnership as employees of the Partnership. The Managing General Partners shall devote themselves to the Partnership's business to the extent they may determine necessary for the efficient conduct thereof, which need not, however, occupy their full time. The General Partners may also engage in other businesses, whether or not similar In nature to the business of the Partnership, subject to the limitations of the 1940 Act.

                In the event that no Managing General Partner shall remain for the purpose of managing and conducting the business of the Partnership, the Non-Managing General Partner shall promptly call a meeting of the Limited Partners, to be held within sixty (60) days of the date the last Managing General Partner ceases to act in such capacity, to elect new Managing General Partners. For the period of time during which no Managing General Partner shall remain, the Non-Managing General Partner, subject to the terms and provisions of this Partnership Agreement, shall be permitted to engage in the management, conduct and operation of the business of the Partnership.

          4.5 Action by the Managing General Partners. Unless otherwise required by the 1940 Act with respect to any particular action, the Managing General Partners shall act only by vote of a majority of the Managing General Partners at a meeting duly called at which a quorum of the Managing General Partners is present or by unanimous written consent of the Managing General Partners without a meeting. At any meeting of the General Partners, a majority of the Managing General Partners shall constitute a quorum. Any or all of the Managing General Partners may participate in a meeting by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other at the same time; and participation by such means shall constitute presence in person at a meeting. in there shall be more than one Managing General Partner, no single Managing General Partner shall have authority to act on behalf of the Partnership or to bind the Partnership unless authorized by the Managing General Partners. The Managing General Partners shall appoint one of their number to be Chairman. Meetings of the Managing General Partners may be called orally or in writing by the Chairman or by any two Managing General Partners. Notice of the time, date and place of all meetings of the Managing General Partners shall be given by the party or parties calling the meeting to each Managing General Partner by telephone or telegram sent to his home or business address at least twenty-four hours in advance of the meeting or by written notice mailed to his home or business address at least seventy-two hours in advance of the meeting. Notice need not be given to any Managing General Partner who attends the meeting without objecting to the lack of notice or who executes a written waiver of notice with respect to the meeting. The Chairman, if present, shall preside at all meetings of Partners. Notwithstanding anything contained in this Partnership Agreement, the Managing General Partners may designate one (1) or more committees to act on behalf of the Managing General Partners.

          4.6 Limitations on the Authority of the Managing General Partners. The Managing General Partners shall have no authority without the vote or written consent or ratification of the Limited Partners to:

                (a) do  any  act  in   contravention   of   this   Partnership
Agreement, as it may be amended from time to time;

                (b) do any act which would make it impossible to carry on the ordinary activities of the Partnership;

                (c) confess a judgment against the Partnership;

                (d) possess Partnership property, or assign their rights in specific property, for other than a Partnership purpose;

                (e) admit a person as a General Partner except in accordance with Section 9 hereof; or

                (f) admit a person as a Limited Partner, except in accordance with Section 5 hereof.

          4.7 Right of General Partners to Become Limited Partners. A General Partner may also own Shares as a Limited Partner without obtaining the consent of the Limited Partners and thereby become entitled to all the rights of a Limited Partner to the extent of the Limited Partnership Interest so acquired. Such event shall not, however, be deemed to reduce or otherwise affect any of the General Partners' liability hereunder as a General Partner. If a General Partner shall also become a Limited Partner, the contributions and Share ownership of such General Partner shall be separately designated in the records of the Partnership to reflect his interest in each capacity.

          4.8 Termination of a General Partner. (a) The interest of a General Partner shall terminate and such person shall have no further right or power to act as a General Partner (except to execute any amendment to this Partnership Agreement to evidence his termination):

                    (i) upon death of the General Partner;

                    (ii)upon an adjudication of incompetency of the General Partner;

(iii) if such  General  Partner is removed  pursuant to  Subsection  (c) of this
Section 4.8 or stands for reelection and is not reelected by the Partners, as provided in Section 9 below;
                    (iv)in the case of the Non-Managing General Partner, upon the filing of a certificate of dissolution, or its equivalent, or a voluntary or involuntary petition in bankruptcy for such Non-Managing General Partner; or

                    (v) If such General Partner voluntarily withdraws or retires upon not less than ninety (90) days' written notice to the other General Partners.

                (b) Notwithstanding the foregoing, the Non-Managing General Partner shall not voluntarily withdraw or otherwise voluntarily terminate its status as the Non-Managing General Partner until the earliest of (i) 180 days from the date that the Non-Managing General Partner gives the other General Partners written notice of Its intention to withdraw as a Non-Managing General Partner, (ii) the date that a successor Non-Managing General Partner, who has agreed to assume the obligations of a Non-Managing General Partner as set forth in Section 1.3(b) hereof, is appointed by the Managing General Partners pursuant to Section 4.9 hereof or elected by the Partners pursuant to Section 9 hereof, or (iii) the date that another General Partner assumes the obligations imposed upon the Non-Managing General Partner pursuant to Section 4.3(b) hereof. The failure of the Non-Managing General Partner to seek reelection at any meeting of the Partners called for such purpose shall be deemed to constitute a voluntary withdrawal as of the date of such meeting and shall constitute written notice as at the date of notice of such meeting of its intention to withdraw as a Non-Managing General Partner, unless it has delivered written notice at an earlier date.

                (c) Any Managing General Partner may be removed at any time by vote of, or a written instrument signed by, at least two-thirds of the Managing General Partners prior to such removal, specifying the date when such removal shall become effective. A Managing General Partner may also be removed after Limited Partners holding of record not less than two-thirds of the outstanding Shares have declared that such Managing General Partner be removed from that office by a declaration in writing signed by such Limited Partners and filed with the custodian of the assets of the Partnership or by votes cast by such Limited Partners in person or by proxy at a meeting called for such purpose. Solicitation of such a declaration shall be deemed a solicitation of a proxy within the meaning of Section 20(a) of the 1940 Act.

                (d) In the event a General Partner ceases to be a General Partner, the remaining General Partners shall have the right to continue the operations of the Partnership.

                (e) Termination of a person's status as a General Partner shall not affect his status, if any, as a Limited Partner. A General Partner may retain Shares owned in his capacity as a Limited Partner provided such General Partner has been or is admitted to Partnership as a Limited Partner in accordance with Section 5.2.

                (f) A person who ceases to be a General Partner shall nevertheless be deemed to be acting as a General Partner with respect to a third party doing business with the Partnership until an amended Certificate of Limited Partnership is filed with the Secretary of State.

          4.9 Additional or Successor General Partners. In case a vacancy shall, by reason of the withdrawal or termination of a General Partner, an increase in the number of General Partners or for any other reason exist, the remaining Managing General Partners, if any, shall fill such vacancy by appointing such other person as General Partner as they in their discretion may see fit. Such appointment shall be evidenced by a written instrument signed by a majority of the Managing General Partners whereupon the appointment shall take effect. Within 90 days after such appointment the Managing General Partners shall cause notice of such appointment to be mailed to each Limited Partner at his address as recorded on the books of the Partnership and shall cause to be filed with the Secretary of State an amended Certificate of Limited Partnership reflecting the appointment of such General Partner. An appointment of a General Partner may be made by the Managing General Partners and notice thereof mailed to the Limited Partners as aforesaid in anticipation of a vacancy to occur by reason of retirement, withdrawal or increase in the number of General Partners effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, withdrawal or increase in the number of General Partners. A person also may be added or substituted as a General Partner upon his election and admission by the Partners at a meeting of Partners or by written consent without a meeting as provided in Section 9 hereof. Each General Partner, by becoming a General Partner, consents to the admission as an added or substituted General Partner of any person appointed by the Managing General Partners or elected by the Partners in accordance with this Partnership Agreement. Any person who is appointed or elected to be admitted as a General Partner and who shall not be serving as a General Partner at the time of such appointment or election, shall be admitted to the Partnership as a General Partner effective as of the date of such appointment or election. Any General Partner who stands for re-election and is not re-elected at any such meeting in the manner specified in Section 9 shall be deemed to have withdrawn as of the date of such meeting.

          4.10 Liability to Limited Partners. The General Partners shall not be personally liable for the repayment of any amounts standing in the account of a Limited Partner or holder of Shares including, but not limited to, contributions with respect to such Shares, except by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Any payment, other than in the event of willful misfeasance, bad faith, gross negligence 1 or reckless disregard of the duties involved in the conduct of his office by a General Partner, which results in a personal liability to Limited Partners or holders of Shares, shall be solely from the Partnership's assets.

                So long as the General Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the Limited
Partners, the General Partners shall not have any personal liability to any holder of Shares or to any Limited Partner by reason of (1) any failure to withhold income tax under Federal or state tax laws with respect to income allocated to Limited Partners or (2) any change in the Federal or state tax laws or in the interpretation thereof as they apply to the Partnership, the holders of the Shares or the Limited Partners, whether such change occurs through legislative, judicial or administrative action.

          4.11 Assignment and Substitution. Each Share held by a General Partner in his capacity as a General Partner shall be designated as such, and each such Share shall be non-assignable, except to another person who already is a General Partner, and then only with the consent of the Managing General Partners, and shall be redeemable by the Partnership only in the event that (i) the holder thereof has ceased to be a General Partner of the Partnership or (ii) in the opinion of counsel for the Partnership redemption of Shares held by a General Partner would not jeopardize the status of the Partnership as a partnership for Federal income tax purposes.

          4.12 No Agency. Except as provided In Section 15.9 below, nothing in this Partnership Agreement shall be construed as establishing any General Partner as an agent of any Limited Partner.

          4.13 Reimbursement and Compensation. Managing General Partners may receive reasonable compensation for their services as Managing General Partners and will be reimbursed for all reasonable out-of-pocket expenses incurred in performing their duties hereunder, as provided in Section 10.1.

          4.14  Indemnification.   (a)   Subject   to   the   exceptions   and
limitations contained in Subsection (b) below:

                    (i) Every person who is, or has been, a General Partner, an officer and/or Director of a Non-Managing General Partner or an officer of the Partnership (each hereinafter referred to as a "Covered Person") shall be indemnified by the Partnership to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a General Partner, an officer and/or Director of a Non-Managing General Partner or an officer of the Partnership and against amounts paid or incurred by him in the settlement thereof;

                    (ii)the words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                (b) No indemnification  shall be provided hereunder to a Covered
Person:

                    (i) who shall have been finally adjudicated by a court or other body before which the proceeding was brought (A) to be liable to the Partnership or its Partners by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interests of the Partnership;

                    (ii)in the event of a settlement, or other disposition not involving a final adjudication as provided in Subsection (b)(i) unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                        (A) by the court or other body  approving the settlement
                    or other disposition;
                        (B) by vote of at least a  majority  of  those  Managing
                    General Partners who are neither interested persons (as defined in the 1940 Act) of the Partnership nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                        (C) by written  opinion of  independent  legal  counsel,
                    based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Partner may, by appropriate legal proceedings, challenge any such determination by the Managing General Partners, or by independent counsel; or

                    (iii) who shall have acted outside the scope of the Managing General Partners' authority.

                (c) The rights of indemnification herein provided may be insured against by policies maintained by the Partnership, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such General Partner, officer and/or Director of a Non-Managing General Partner or officer of the Partnership and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Partnership personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                (d) Expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 4.14 shall be paid by the Partnership from time to time in advance prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Partnership if it is ultimately determined that he is not entitled to indemnification under this Section 4.14; provided, however, that either (i) such Covered Persons shall have provided appropriate security for such undertaking, (ii) the Partnership is insured against losses arising out of any such advance payments, or (iii) either a majority of the Managing General Partners who are neither interested persons (as defined in the 1940 Act) of the Partnership nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts to believe that such Covered Person will be found entitled to indemnification under this Section 4.14.

      5.  LIMITED PARTNERS

          5.1 Identity of Limited Partners. The names of the Limited Partners and their last known business or residence addresses, together with the amounts of their contributions and their current Share ownership, shall be set forth in the records of the Partnership.

          5.2 Admission of Limited Partners. The Managing General Partners may admit a purchaser of Shares as a Limited Partner, upon (i) the execution by such purchaser of such subscription documents and other instruments as the Managing General Partners may deem necessary or desirable to effectuate such admission, which documents shall be described in the Partnership's Registration Statement,
(ii) the purchaser's written acceptance of all the terms and provisions of this Partnership Agreement, including the power of attorney set forth in Section 15.9 hereof, as the same may have been amended, and (iii) the listing of such purchaser as a Limited Partner in the records of the Partnership. In no event shall the consent or approval of any of the Limited Partners be required to effectuate such admission. Each purchaser of a Share of the Partnership who becomes a Limited Partner shall be bound by all the terms and conditions of this Partnership Agreement including, without limitation, the allocation of income, gains, losses, deductions and credits as provided in Section 10.3. Notwithstanding anything in this Partnership Agreement to the contrary, the Managing General Partners reserve the right to refuse to admit any person as a Limited Partner if, in their judgment, it would not be in the Partnership's best interests to admit such person. At the sole discretion of and subject to the terms and conditions set by the Managing General Partners, certificates certifying the ownership of Shares may be issued in the form attached hereto in Appendix 1 or in such form as shall be prescribed from time to time by the Managing General Partners. In the event that the Managing General Partners authorize the issuance of Share certificates, each Partner shall be entitled to a certificate stating the number of Shares owned by him or her. Such certificate shall be signed by an officer of the Partnership. Such signatures may be facsimiles. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Partnership with the same effect as if he or she were such officer at the time of its issue.

          5.3 Contributions of the Limited Partners. The amount contributed by each Limited Partner to the Partnership shall be the amount actually invested in Shares of the Partnership at their Net Asset Value, which amount shall not include any sales charges and which amount may be less than the offering price paid by such Limited Partner for his Shares to the extent the offering price includes any sales charges. All contributions shall be made in U.S. dollars, which shall be invested in Shares of the Partnership at Net Asset Value. The amount of such contributions and. the number of Shares owned by each Partner shall be set forth in the records of the Partnership.

          5.4 Additional Contributions of Limited Partners. No Limited Partner shall be required to make any additional contributions to (or investments in) or lend additional funds to the Partnership, and no Limited Partner shall be liable for any additional assessment therefor. A Limited Partner may make an additional contribution (or investment), however, at his option through the purchase of additional Shares at the then current offering price of such Shares, subject to the same terms and conditions as his initial contribution.

          5.5 Use of Contributions. The aggregate of all capital contributions shall be, and hereby are agreed to be, available to the Partnership to carry out the objects and purposes of the Partnership.

5.6 Redemption by Limited Partners. A Limited Partner may redeem his Shares at any time in accordance with Section 8. The Managing General Partners shall cause the records of the Partnership to be amended to reflect the withdrawal of any Limited Partner or the return, in whole or in part, of the contribution of any Limited Partner.

          5.7 Minimum Contribution and Mandatory Redemption. The Managing General Partners shall determine the minimum amounts required for the initial or additional contributions of a Limited Partner, which amounts may, from time to time, be changed by the Managing General Partners. Additionally, the Managing General Partners may, from time to time, establish a minimum total investment for Limited Partners, and there is reserved to the Partnership the right to redeem automatically the interest of any Limited Partner the value of whose investment is less than such minimum upon the giving of at least 30 days' notice to such Limited Partner. The amounts which the Managing General Partners shall fix from time to time for initial or additional contributions and the amount of the minimum total investment shall be stated in the Partnership's then current Prospectus.

          5.8 Limited Liability. (a) No Limited Partner shall be liable for any debts or obligations of the Partnership and each Limited Partner shall be indemnified by the Partnership against any such liability; provided, however, that contributions of a Limited Partner and his share of any undistributed assets of the Partnership shall be subject to the risks of the operations of the Partnership and subject to the claims of the Partnership's creditors, and provided further, that after any Limited Partner has received the return of any part of his contribution or any distribution of assets of the partnership, he will be liable to the Partnership for:

                    (i) any money or other property wrongfully distributed to him; and

                    (ii)any sum, not in excess of the amount of such distribution, necessary to discharge any liabilities of the Partnership to creditors who extended credit to the Partnership during the period before such returns or distributions were made, but only to the extent that the assets of the Partnership are not sufficient to discharge such liabilities. The obligation of a Limited Partner to return all or any part of a distribution made to him shall be the sole obligation of such Limited Partner and not of the General Partners.

                (b) If an action is brought against a Limited Partner to satisfy an obligation of the Partnership, the Partnership, upon notice from the Limited Partner about the action, will either pay the claim itself or, if the Partnership believes the claim to be without merit, will undertake the defense of the claim itself.

                (c) The General Partners shall not have any personal liability to any Holder of Shares or to any Limited Partner for the repayment of any amounts standing in the account of a Limited Partner including, but not limited to, contributions with respect to such Shares. Any such payment shall be solely from the assets of the Partnership. The General Partners shall not be liable to any Holder of Shares or to any Limited Partner by reason of any change in the Federal income tax laws as they apply to the Partnership and the Limited Partners, whether such change occurs through legislative, judicial or administrative action, so long as the General Partners have acted in good faith and in a manner reasonably believed to be in the best interests of the Limited Partners.

          5.9 No Power to Control Operations. A Limited Partner shall have no right to and shall take no part in the management or control of the Partnership's operations or activities, but may exercise the rights and powers of a Limited Partner under this Partnership Agreement including, without limitation, the voting rights and the giving of consents and approvals provided for in Section 9 hereof. The exercise of such rights and powers are deemed to be matters affecting the basic structure of the Partnership and not the management or control of its operations and activities.

          5.10 Tax Responsibility. Each Limited Partner shall (a) provide the Managing General Partners with any tax information which may be required under applicable law, (b) pay any penalties imposed on such Limited Partner for any noncompliance with applicable tax laws, and (c) be subject to withholding of U.S. Federal income tax by the Partnership to the extent required by U.S. laws in effect at any time.

      6.  SHARES OF PARTNERSHIP INTEREST

          All interests in the Partnership, including contributions by the General Partners, pursuant to Section 4.3, and by the Limited Partners, pursuant to Section 5.3, shall be expressed in units of participation herein referred to as "Shares" (which term includes fractional Shares). Each Share shall represent an equal proportionate interest in the income and assets of the Partnership with each other Share outstanding.

      7.  PURCHASE AND EXCHANGE OF SHARES

          7.1 Purchase of Shares. The Partnership may offer Shares on a continuing basis to investors. Except for the initial purchase of Shares by the General Partners and the initial Limited Partner, all Shares issued shall be issued and sold at the Net Asset Value (plus such sales charge or other charge as may be applicable to the purchase of the Shares) next computed after receipt of a purchase order in accordance with the Partnership's Prospectus in effect at the time the order is received. Only investors who agree to be admitted, and who are eligible for admission, as Limited Partners pursuant to Section 5.2 shall be eligible to purchase Shares (unless such investor has already been admitted as a Partner). Orders for the purchase of Shares shall be accepted on any day that the Partnership's Transfer Agent is open for business (which shall normally be limited to those days when the New York Stock Exchange is open for business). The form in which purchase orders may be presented shall be as set forth in the Partnership's Prospectus In effect at the time the order is received. The Managing General Partners on behalf of the Partnership reserve the right to reject any specific order and to suspend the Partnership's offering of new Shares at any time. Payment for all Shares must be made in U.S. dollars.

          7.2 Net Asset Value. The Net Asset Value per Share of the Partnership shall be determined as of 3 p.m. Chicago time on each day the New York Stock Exchange is open for trading or as of such other time or times as the Managing General Partners may determine in accordance with the provisions of the 1940 Act. The Net Asset Value per share shall be expressed in U.S. dollars and shall be computed by dividing the value of all the assets of the Partnership, less its liabilities, by the number of Shares outstanding (including Shares held by General Partners). Portfolio securities and other assets will be valued at their fair value using methods determined in good faith by the Managing General Partners in accordance with the 1940 Act. The Partnership may suspend the determination of Net Asset Value during any period when the New York Stock Exchange is closed, other than customary weekend and holiday closing, during periods when trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission") or during any emergency as determined by the Commission which makes it impracticable for the Partnership to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

          7.3 Exchange of Shares. Shares of the Partnership may be exchanged for (i.e., redeemed and the proceeds reinvested in) shares of any other partnership in the Partnership Group in accordance with the Partnership's Prospectus in effect at the time the exchange order is received.

      8.  REDEMPTION OF SHARES

          8.1 Redemption of Shares. The Partnership will redeem from any Partner all or any portion of the Shares owned by him provided that the Partner delivers to the Partnership or its designated agent notice of such redemption, stating the number of Shares to be redeemed, together with a properly endorsed Share certificate(s) where certificate(s) have been issued, in good order and in proper form as determined by the Managing General Partners and the Partnership's Transfer Agent. The Partner shall be entitled to payment in U.S. dollars of the Net Asset Value of his Shares (as set forth in Section 7.2 hereof), reduced by the amount of any deferred sales charge or redemption fee that may be imposed as described in the Prospectus, provided that the amount distributed is in accordance with and does not exceed the positive book Capital Account balance of the Partner. Any such redemption shall be in accordance with Section 4 with respect to General Partners or Section 5 with respect to Limited Partners. Any distribution upon redemption pursuant to this Section 8.1 shall, in accordance with Section 10.4 below, constitute a return in full of the redeeming Partner's contribution attributable to the Shares which are redeemed regardless of the amount distributed with respect to such Shares. No consent of any of the Partners shall be required for the withdrawal or return of a Limited Partner's contribution. All redemptions shall be recorded on the books of the Partnership.

                The Managing General Partners may suspend redemptions and defer payment of the redemption price at any time, subject to the Rules and Regulations of the Commission.

          8.2 Payment for Redeemed Shares. Payments for Shares redeemed by the Partnership will be made at the time and in the manner set forth in the Prospectus. Payment for redeemed Shares may, at the option of the Managing General Partners or such officer or officers as they may duly authorize for this purpose, in their complete discretion, be made in cash, or in kind, or partially in cash and partially in kind. In case of payment in kind, the Managing General Partners, or their delegate, shall have absolute discretion as to what security or securities shall be distributed in kind and the amount of the same, and the securities shall be valued for purposes of distribution at the amount at which they were appraised in computing the Net Asset Value of the Shares, provided that any Partner who cannot legally acquire securities so distributed in kind by reason of the prohibitions of the 1940 Act shall receive cash.

      9.  MATTERS AFFECTING THE PARTNERSHIP'S BASIC STRUCTURE

          9.1 Rights of Limited Partners. (a) The Limited Partners shall have the right to vote together with the General Partners, in accordance with the provisions of this Section 9, only upon the following matters affecting the basic structure of the Partnership, which include the voting, approval, consent or similar rights required under the 1940 Act for voting security holders:

                    (i) the right to remove General Partner(s) as set forth in Section 4.8(c);

                    (ii) the right to elect or ratify the appointment of new General Partner(s) (subject to the requirements of Section 9.9), but only to the extent such ratification or election is required by the 1940 Act or the Partnership Act;

                    (iii) the right to approve or terminate investment advisory, underwriting and distribution and servicing contracts and plans;

                    (iv) the right to ratify or reject  the  appointment  and to
terminate  the  employment  of  the  independent   public   accountants  of  the
Partnership;

                    (v) the right to approve or disapprove the merger or consolidation of the Partnership with or into one or more other limited partnerships or the sale of all or substantially all of the assets of the Partnership;

                    (vi) the right to approve the incurrence of indebtedness by the Partnership other than in the ordinary course of business;

                    (vii) the right to approve transactions in which the General Partners have an actual or potential conflict of interest with the Limited Partners or the Partnership;

                    (viii)  the  right  to  terminate  the   Partnership,   as
provided in Section 12 hereof;

                    (ix) the right to elect to continue the operations of the Partnership (subject to the requirements of Section 9.9); and

                    (x) the right to amend this Partnership Agreement, including, without limitation, the right to approve or disapprove proposed changes in the Partnership's investment policies and restrictions; provided, however, that no such amendment shall conflict with the 1940 Act so long as the Partnership intends to remain registered thereunder, nor affect the liability of the General Partners without their consent nor the limited liability of the Limited Partners as provided under Section 5.8 above.

                    Notwithstanding the foregoing, the right of Limited Partners to vote on matters affecting the basic structure of the Partnership as designated herein shall not be construed as a requirement that all such matters be submitted to the Limited Partners for their approval or be so approved to the extent such approval is not required by the Partnership Act, the 1940 Act or this Partnership Agreement.

                (b) Notwithstanding the foregoing, no vote, approval or other consent shall be required of the Limited Partners with respect to any matter not affecting the basic structure of the Partnership, including, without limitation, the following: (i) any change in the amount or character of the contribution of any Limited Partner; (ii) any change in the procedures for the purchase or redemption of Shares; (iii) the substitution or deletion of a Limited Partner;
(iv) the admission of any additional Limited Partner; (v) the retirement, resignation, death or incompetency of a Managing General Partner; (vi) any addition to the duties or obligations of the General Partners, or any reduction in the rights or powers granted to the General Partners herein, for the benefit of the Limited Partners; (vii) any change in the name or investment objectives of the Partnership; (viii) the correction of any false or erroneous statement, or change in any statement in order to make such statement accurately represent the agreement among the General and Limited Partners, in this Partnership Agreement; (ix) the addition of any omitted provision or amendment of any provision to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof; or (x) such amendments as may be necessary to conform this Partnership Agreement to the requirements of the Partnership Act, the 1940 Act, the Tax Code or any other law or regulation applicable to the Partnership.

                (c) The Limited Partners shall have no right or power to cause the termination and dissolution of the Partnership except as set forth in this Partnership Agreement. No Limited Partner shall have the right to bring an action for partition against the Partnership.

          9.2 Actions of the Partners. Actions which require the vote of the Limited Partners under Section 9.1 of this Partnership Agreement shall be taken at a meeting of both the General and Limited Partners, or by consent without a meeting as provided in Section 9.10. All Partners' meetings shall be held at such place as the Managing General Partners shall designate. The Partners may vote at any such meeting in person or by proxy.

          9.3 Meetings. Meetings of the Partnership for the purpose of taking any action which the Limited Partners are permitted to take under this Partnership Agreement may be called by a majority vote of the Managing General Partners or upon written request by Limited Partners representing 10% or more of the outstanding Shares. Written notice of such meeting shall be given in accordance with Section 9.4.

          9.4 Notices. (a) Whenever Partners are required or permitted to take any action at a meeting, a written notice of the meeting shall be given not less than ten (10), nor more than sixty (60), days before the date of the meeting to each Partner entitled to vote at the meeting. The notice shall state the place, date and hour of the meeting and the general nature of the business to be transacted.

                (b) Notice of a Partner's meeting or any report shall be given either personally or by mail or other means of written communication, addressed to the Partner at the address of the Partner appearing on the books of the Partnership or given by the Partner to the Partnership for the purpose of notice. A notice or report shall be deemed to have been given at the time when delivered personally or deposited in the mail or sent by other means of written communication. An affidavit of mailing of any notice or report in accordance with the provisions of this Subsection (b), executed by a General Partner, shall be prima facie evidence of the giving of the notice or report.

                    If any notice or report addressed to the Partner at the address of the Partner appearing on the books of the Partnership is returned to the Partnership marked to indicate that the notice or report to the Partner could not be delivered at such address, all future notices or reports shall be deemed to have been duly given without further mailing if they are available to the Partner at the principal executive office of the Partnership for a period of one year from the date of the giving of the notice or report to all other Partners.

                (c) Upon written request to the General Partners by any person entitled to call a meeting of Partners, the General Partners immediately shall cause notice to be given to the Partners entitled to vote that a meeting will be held at a time requested by the person calling the meeting, not less than ten
(10), nor more than sixty (60), days after the receipt of the request. If the notice is not given within twenty (20) days after receipt of the request, the person entitled to call the meeting may instead give such notice.

          9.5 Validity of Vote for Certain Matters. Any Partner approval at a meeting, other than unanimous approval by those entitled to vote, with respect to the matters set forth in Section 9.1(a) shall be valid only if the general nature of the proposal so approved was stated in the notice of meeting or in any written waiver of notice.

          9.6 Adjournment. When a Partners' meeting is adjourned to another time or place, notice need not be given of the adjourned meeting if the time and place thereof are announced at the meeting at which the adjournment is taken. At the adjourned meeting, the Partnership may transact any business which might have been transacted at the original meeting. If the adjournment is for more than forty-five (45) days or if after the adjournment a new record date is fixed for the adjourned meeting, a notice of the adjourned meeting shall be given to each Partner of record entitled to vote at the meeting in accordance with
Section 9.4.

          9.7 Waiver of Notice and Consent to Meeting. The transactions of any meeting of Partners, however called and noticed, and wherever held, are as valid as though conducted at a meeting duly held after regular call and notice, if a quorum is present either in person or by proxy, and if, either before or after the meeting, each of the persons entitled to vote and not present in person or by proxy signs a written waiver of notice or a consent to the holding of the meeting or an approval of the minutes thereof. All waivers, consents and approvals shall be filed with the Partnership records or made a part of the minutes of the meeting. Attendance at a meeting shall constitute a waiver of notice of the meeting, except when the Partner objects at the beginning of the meeting on the grounds that the meeting is not lawfully called or convened and except that attendance at a meeting is not a waiver of any right to object to the consideration of matters required to be included in the notice of the meeting but not so included, if the objection is expressly made at the meeting. Neither the business to be transacted at nor the purpose of any meeting of Partners need be specified in any written waiver of notice, except as provided in Section 9.6.

          9.8 Quorum. The presence in person or by proxy of more than forty percent (40%) of the outstanding Shares on the record date for any meeting constitutes a quorum at such meeting. The Partners present at a duly called or held meeting at which a quorum is present may continue to transact business until adjournment notwithstanding the withdrawal of enough Partners to leave less than a quorum, if any action taken (other than adjournment) is approved by a majority vote of those Partners present (except as otherwise may be required by the 1940 Act or the Partnership Act). In the absence of a quorum, any meeting of Partners may be adjourned from time to time by the vote of a majority in interest of the Partners represented either in person or by proxy, but no other business may be transacted except as provided in this Section 9.8. The Managing General Partners may adjourn such meeting to such time or times as determined by the Managing General Partners.

          9.9 Required Vote. Any action which requires the vote of the Limited Partners shall be adopted by (i) the Majority Vote of the then outstanding Shares or (ii) if at a meeting, a majority vote of those Shares present if the quorum requirements of Section 9.8 hereof have been satisfied (except as otherwise may be required by the 1940 Act or the Partnership Act); provided, however, that the admission of a General Partner when there is no remaining or surviving General Partner or an election to continue the operations of the Partnership when there is no remaining or surviving General Partner shall require the affirmative vote of all the Limited Partners.

          9.10 Action by Consent Without a Meeting. Any action which may be taken at any meeting of the Partners may be taken without a meeting if a consent in writing, setting forth the action so taken, shall be signed by Partners having not less than the minimum number of votes that would be necessary to authorize or take that action at a meeting. In the event the Limited Partners are requested to consent to a matter without a meeting, each Partner shall be given notice of the matter to be voted upon in the same manner as described In
Section 9.4. In the event any General Partner, or Limited Partners representing 10% or more of the outstanding Shares, request a meeting for the purpose of discussing or voting on the matter, notice of such meeting shall be given in accordance with Section 9.4 and no action shall be taken until such meeting is held. Unless delayed in accordance with the provisions of the preceding sentence, any action taken without a meeting will be effective ten (10) days after the required minimum number of Partners have signed the consent; however, the action will be effective immediately if the General Partners and Limited Partners representing at least 90% of the shares of the Partners have signed the consent.

          9.11 Record Date. (a) In order that the Partnership may determine the Partners of record entitled to notice of or to vote at any meeting, or entitled to receive any distribution or to exercise any rights in respect of any other lawful action, the Managing General Partners, or Limited Partners representing more than 10% of the Shares then outstanding, may fix, in advance, a record date which is not more than sixty (60) nor less than ten (10) days prior to the date of the meeting and not more than sixty (60) days prior to any other action. If no record date is fixed:

                    (i) The record date for determining Partners entitled to notice of or to vote at a meeting of Partners shall be at the close of business on the business day next preceding the day on which notice is given or, if notice is waived, at the close of business on the business day next preceding the day on which the meeting is held.

                    (ii)The record date for determining Partners entitled to give consent to Partnership action in writing without a meeting shall be the first day on which the first written consent is given.

                    (iii) The record date for determining Partners for any other purpose shall be at the close of business on the day on which the Managing General Partners adopt it, or the sixtieth (60th) day prior to the date of the other action, whichever is later.

                (b) The determination of Partners of record entitled to notice of or to vote at a meeting of Partners shall apply to any adjournment of the meeting unless the Managing General Partners, or the Limited Partners who called the meeting, fix a new record date for the adjourned meeting, but the Managing General Partners, or the Limited Partners who called the meeting, shall fix a new record date if the meeting is adjourned for more than forty-five (45) days from the date set for the original meeting.

                (c) Any Holder of a Share prior to the record date for a meeting shall be entitled to vote at such meeting, provided such person becomes a Partner prior to the date of the meeting.

          9.12 Proxies. A Partner may vote at any meeting of the Partnership by a proxy executed in writing by the Partner. All such proxies shall be filed with the Partnership before or at the time of the meeting. The law of Delaware pertaining to corporate proxies will be deemed to govern all Partnership proxies as if they were proxies with respect to shares of a Delaware corporation. A proxy may be revoked by the person executing the proxy in a writing delivered to the Managing General Partners at any time prior to its exercise. Notwithstanding that a valid proxy is outstanding, powers of the proxy holder will be suspended if the person executing the proxy is present at the meeting and elects to vote in person.

          9.13 Number of Votes. All Shares have equal voting rights. Each Partner shall have the right to vote the number of Shares standing of record in such Partner's name as of the record date set forth in the notice of meeting.

          9.14 Communication Among Limited Partners. Whenever ten (10) or more Limited Partners of record of the Partnership who have been such for at least six months preceding the date of application, and who hold in the aggregate either Shares having a net asset value of at least $25,000 or at least 1 per centum of the outstanding Shares, whichever is less, shall apply to the Managing General Partners in writing, stating that they wish to communicate with other Partners with a view to obtaining signatures to a request for a meeting of Shareholders pursuant to Section 9.3 and accompanied by a form of communication and request which they wish to transmit, the Managing General Partners shall within five business days after receipt of such application either:

                (a) afford to such applicants access to a list of the names and addresses of all Partners as recorded on the books of the Partnership;

                (b) inform such applicants as to the approximate number of Partners of record and the approximate cost of mailing to them the proposed communication and form of request.

                If the Managing General Partners elect to follow the course specified in Subsection (b) of this Section 91.14, the Managing General Partners, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all Partners of record at their addresses as recorded on the books of the Partnership, unless within five business days after such tender the Managing General Partners shall mail to such applicants and file with the Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Managing
General Partners to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                After the Commission has had an opportunity for hearing upon the objections specified in the written statement so filed by the Managing General Partners, the Managing General Partners or such applicants may demand that the Commission enter an order either sustaining one or more of such objections or refusing to sustain any of such objections. in the Commission shall enter an order refusing to sustain one or more of such objections, the Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Managing General Partners shall mail copies of such material to all Partners with reasonable promptness after the entry of such order and the renewal of such tender.

                The provisions of Section  4.8(c),  Section 9.3 and this Section
9.14 may not be amended or repealed without the vote of a majority of the Managing General Partners and a majority of the outstanding Shares; provided, however, that such provisions shall be deemed null, void, inoperative and removed from this Partnership Agreement upon the effectiveness of any amendment to the 1940 Act which eliminates them from Section 16 of the 1940 Act or the effectiveness of any successor Federal law governing the operating of the Partnership which does not contain such provisions.

      10. DISTRIBUTIONS AND ALLOCATION OF PROFITS AND LOSSES

          10.1 Fees of General Partners. As compensation for services rendered to the Partnership, each Managing General Partner may be paid a fee during each year, which fee shall be fixed by the Managing General Partners. All the General Partners shall be entitled to reimbursement of reasonable expenses incurred by them in connection with their performance of their duties as General Partners. Neither payment of compensation or reimbursement of expenses to a General Partner hereunder nor payment of fees to any Affiliate of a General Partner for the performance of services to the Partnership shall be deemed a distribution for purposes of Section 10.2, nor shall any such payment affect such person's right to receive any distribution to which he would otherwise be entitled as a Holder of Shares.

          10.2 Distributions of Income and Gains. Subject to the provisions of the Partnership Act and the terms of Section 10.4 hereof, the Managing General Partners in their sole discretion shall determine the amounts, if any, to be distributed to Holders of Shares, the record date for purposes of such distributions and the time or times when such distributions shall be made. Distributions of income may be in cash (U.S. Dollars) or in additional full and fractional Shares of the Partnership valued at the Net Asset Value on the record date. With respect to net capital gains, if any, the Managing General Partners may determine annually what portion, if any, of the Partnership's capital gains will be distributed and any such distribution may be in cash or in additional full and fractional Shares of the Partnership at the Net Asset Value on the record date. Notwithstanding the foregoing, the Managing General Partners shall not be required to make any distribution of income or capital gains for any taxable year.

          10.3 Allocation of Income, Gains, Losses, Deductions and Credits. The net income, gains, losses, deductions and credits of the Partnership shall be allocated equally among the outstanding Shares of the Partnership on a regular basis to be determined by the Managing General Partner. The net income earned by the Partnership shall consist of the interest accrued on portfolio securities, less expenses, since the most recent determination of income. Amortization of original issue discount will be treated as an income item. Market discount, if any, will be treated as income items except as otherwise required for Federal income tax purposes. Any permissible Federal income tax elections or methods regarding original issue discount, market discount and amortization of bond premium shall be made at the discretion of the Managing General Partners. Expenses of the Partnership will be accrued on a regular basis to be determined by the Managing General Partners. A Holder of a Share shall be allocated with the proportionate part of such items actually realized by the Partnership for each such full accrual period during which such Share was owned by such Holder. A person shall be deemed to be a Holder of a Share on a specific day if he is the record holder of such Share on such day (regardless of whether or not such record holder has yet been admitted as a Partner).

          10.4 Returns of Contributions. Except upon dissolution of the Partnership by expiration of its term or otherwise pursuant to Section 12 hereof (which shall be the time for return to each Partner of his contributions, subject to the priorities therein), and except upon redemption of Shares of the Partnership as provided in Section 8, no Partner has the right to demand the return of any part of his contribution. The Managing General Partners may, however, from time to time, elect to permit partial returns of contributions to Holders of Shares, provided that:

                (a) all liabilities of the Partnership to persons other than General and Limited Partners have been paid or, in the good faith determination of the Managing General Partners, there remains property of the Partnership sufficient to pay them; and

                (b) the Managing General Partners cause the records of the Partnership to be amended to reflect a reduction in contributions.

                In the event that the Managing General Partners elect to make a partial return of contributions to Holders of Shares, such distribution shall be made to all of the Holders of Shares in accordance with their positive book Capital Account balances. Each General and Limited Partner, by becoming such Partner, consents to any such pro rata distribution therefore or thereafter duly authorized and made in accordance with such provisions and to any distribution through redemption of Shares pursuant to Section 8 above.

          10.5 Capital Accounts. Unless additional capital accounts are required to be maintained for accounting purposes in accordance with generally accepted accounting principles, the Partnership shall generally maintain one Capital Account for each Partner. Each Capital Account shall be credited with the Partner's capital contributions and share of profits, shall be charged with such partner's share of losses, distributions and withholding taxes (if any) and shall otherwise appropriately reflect transactions of the Partnership and the Partners. At the end of each day, the Capital Accounts of all Partners shall be adjusted to reflect the Partnership's income (or loss) which has accrued for that day. The Capital Accounts will be subject to further adjustment as provided by Section 10.6. Additional adjustments shall then be made to reflect any purchases and redemptions of Shares by the Partners. A Substituted Limited Partner shall be deemed to succeed to the Capital Account of the Partner whom such Substituted Limited Partner replaced.

          10.6  Allocations of Capital Gains and Losses and Additional Rules.

                (a) Short Term Gains and Losses. At the end of every month, short term capital gains and losses for that month will be allocated and credited (or charged in the event of losses) to each Partner's Capital Account for those Partners of record as of the last day of that month, based upon the number of outstanding Shares of the Partnership as of the last day of the month.

                (b) Long Term Gains and Losses. At the end of every year (or shorter period at the discretion of the Managing General Partners), long term capital gains and losses for that year will be allocated and credited (or charged in the event of losses) to each Partner's Capital Account for those Partners of record as of the last day of that year (or shorter period at the discretion of the Managing General Partners), based upon the number of outstanding Shares of the Partnership as of the last day of the year.

                (c) Minimum Gain Chargeback. In the event that there is a net decrease in the Partnership's Minimum Gain during any taxable year and any Partner has a negative Capital Account (after taking into account reductions for items described in paragraphs (4), (5) and (6) of Treasury Department Regulations Section 1.704-1(b)(2)(ii)(d)) and such negative balance exceeds the sum of mount that such Partner is obligated to restore upon liquidation of the Partnership and (ii) such Partner's share of the Minimum Gain at the end of such taxable year, such Partner shall be allocated Partnership profits for such year (and, if necessary, subsequent years) in an amount necessary to eliminate such excess negative balance as quickly as possible. Allocations of profits to such Partners having such excess negative Capital Accounts shall be made in proportion to the amounts of such excess negative Capital Account balances. The term "Minimum Gain" means the excess of the outstanding balances of all nonrecourse indebtedness which is secured by property of the Partnership over the adjusted basis of such property for Federal income tax purposes, as computed in accordance with the provisions of Treasury Department Regulations Section 1.704-1(b)(4)(iv)(c). A Partner's share of Minimum Gain shall be computed in accordance with Treasury Department Regulations Section 1.704-1(b)(4)(iv)(f).

                (d) Qualified Income Offset. Notwithstanding anything in Sections 10.3 and 10.6 to the contrary, in the event any Partner unexpectedly receives any adjustments, allocations or distributions described in Treasury Department Regulations Sections 1.704-1(b)(2)(ii)(d)(4), 1.704-1(b)(2)(ii)(d)(5)
or 1.704-1(b)(2)(ii)(d)(6), items of Partnership income and gain shall be specially allocated to such Partner in an amount and manner sufficient to eliminate the deficit balance in his Capital Account (in excess of (i) the amount he is obligated to restore liquidation of the Partnership or upon liquidation of his interest in the Partnership and his share of the Minimum
Gain) created by such adjustments, allocations or distributions as quickly as possible.

                (e) Conformance with Treasury Regulations. Allocations pursuant to the Partnership Agreement may further be modified by the Managing General Partners, if necessary, in order to comply with existing or future Treasury Regulations.

      11. ASSIGNMENT OF SHARES; SUCCESSOR IN INTEREST;
          SUBSTITUTION OF PARTNERS

          11.1 Prohibition on Assignment.  Except for redemptions as provided in
Section 8, a Partner shall not have the right to sell, transfer or assign his Shares to any other person, but may pledge them as collateral.

          11.2 Rights of the Holders of Shares as Collateral or Judgment Creditor. In the event that any person who is holding Shares as collateral or any judgment creditor becomes the owner of such Shares due to foreclosure or otherwise, such person shall not have the right to be substituted as a Limited Partner, but shall only have the rights, upon the presentation of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the Limited Partner, set forth immediately below:

                (a) to redeem the Shares in accordance with the provisions of Section 8 hereof; and

                (b) to receive any distributions made with respect to such Shares.

                Upon receipt by the Partnership of evidence satisfactory to the Managing General Partners of his ownership of Shares, the owner shall become a Holder of Record of the subject Shares and his name shall be recorded on the books of record of the Partnership maintained for such purpose either by the Partnership or its Transfer Agent. Such owner shall be liable to return any excess distributions pursuant to Section 5.8(a). However, such owner shall have none of the rights or obligations of a Substituted Limited Partner unless and until he is admitted as such. In addition, a creditor who makes a non-recourse loan to the Partnership must not have or acquire, at any time as a result of making the loan, any direct or indirect interest in the profits, capital or property of the Partnership other than as secured creditor.

          11.3 Death, Incompetency, Bankruptcy or Termination of the Existence of a Partner. In the event of the death or an adjudication of incompetency or bankruptcy of an individual Partner (or, in the case of a Partner that is a corporation, association, partnership, joint venture or trust, an adjudication of bankruptcy, dissolution or other termination of the existence of such
Partner),   the  successor  in  interest  of  such  Partner  (including  without limitation the Partner's executor, administrator, guardian, conservator, receiver or other legal representative), upon the presentation of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the Partner, shall have the rights set forth below:

                (a) to redeem the Shares of the Partner in accordance with the provisions of Section 8 hereof;

                (b) to receive any distributions made with respect to such Shares; and

                (c) to be substituted as a Limited Partner upon compliance with the conditions of the admission of a Limited Partner as provided in Sections 5 and 11 hereof.

                Upon receipt by the Partnership of evidence satisfactory to the Managing General Partners of his right to succeed to the interests of the Partner, the successor in interest shall become a Holder of Record of the subject Shares and his name shall be recorded on the books of record of the Partnership maintained for such purpose either by the Partnership or its Transfer Agent.

          11.4 Substituted Limited Partners. (a) A person shall not become a Substituted Limited Partner unless the Managing General Partners consent to such substitution (which consent may be withheld in their absolute discretion) and receive such instruments and documents (including those specified in Section 5.2), and such reasonable transfer fees as the Managing General Partners may require.

                (b) The original Limited Partner shall cease to be a Limited Partner, and the person to be substituted shall become a Substituted Limited Partner, as of the date on which the person to be substituted has satisfied the requirements set forth above and as of the date the records of the Partnership are amended to reflect his admission as a Substituted Limited Partner. Thereafter the original Limited Partner shall have no rights or obligations with respect to the Partnership insofar as the Shares transferred to the Substituted Limited Partner are concerned.

                (c) Unless and until a person becomes a Substituted Limited Partner, his status and rights shall be limited to the rights of a Holder of Shares pursuant to Sections 11.3(a) and 11.3(b). A Holder of Shares who does not become a Substituted Limited Partner shall have no right to inspect the Partnership's books or to vote on any of the matters on which a Limited Partner would be entitled to vote. A Holder of Shares who has become a Substituted Limited Partner has all the rights and powers, and is subject to the restrictions and liabilities, of a Limited Partner under this Partnership Agreement.

                (d) Any person admitted to the Partnership as a Substituted Limited Partner shall be subject to and bound by the provisions of this Partnership Agreement as if originally a party to this Partnership Agreement.

      12. DISSOLUTION AND TERMINATION OF THE PARTNERSHIP


          12.1 Dissolution. The Partnership shall be dissolved and its affairs shall be wound up upon the happening of the first to occur of the following:
                (a) the stated term of the Partnership has expired unless the Partners by a Majority Vote have previously amended the Partnership Agreement to establish a different term;

                (b) the Partnership has disposed of all of its assets;

                (c) a General Partner has ceased to be a General Partner and the remaining General Partners elect not to continue the operations of the Partnership;

                (d) there is only one General Partner remaining and such General Partner has ceased to be a General Partner as set forth in Section 4.8; provided, however, that if the last remaining or surviving General Partner ceases to be a General Partner other than by removal, the Limited Partners may agree by unanimous vote to continue the operations of the Partnership and to admit one or more General Partners in accordance with this Partnership Agreement;

                (e) a decree of judicial dissolution has been entered by a court of competent jurisdiction; or

                (f) the Partners by a Majority Vote have voted to dissolve the Partnership.

          12.2  Liquidation.  (a) In the event of  dissolution  as  provided  in
Section 12.1, the assets of the Partnership shall be distributed as follows:

                    (i) all of the Partnership's debts and liabilities to persons (including Partners to the extent permitted by law) shall be paid and discharged, and any reserve deemed necessary by the Managing General Partners for the payment of such debts shall be set aside; and

                    (ii)the balance of the assets of the Partnership (and any reserves not eventually used to satisfy debts of the Partnership) shall be distributed pro rata to the Partners in accordance with their positive book Capital Account balances.

                (b) Upon dissolution, each Partner shall look solely to the assets of the Partnership for the return of his capital contribution and shall be entitled only to a distribution of Partnership property and assets in return thereof. If the Partnership property remaining after the payment or discharge of the debts and liabilities of the Partnership is insufficient to return the capital contribution of each Limited Partner, such Limited Partner shall have no recourse against any General Partner, the assets of any other partnership of which any General Partner is a partner, or any other Limited Partner. The winding up of the affairs of the Partnership and the distribution of its assets shall be conducted exclusively by the Managing General Partners, who are authorized to do any and all acts and things authorized by law for these purposes. In the event of dissolution where there is no remaining General Partner, and there is a failure to appoint a new General Partner, the winding up of the affairs of the Partnership and the distribution of its assets shall be conducted by such persons as may be selected by Majority Vote, which person is hereby authorized to do any and all acts and things authorized by law for these purposes.

          12.3 Termination. Upon the completion of the distribution of Partnership assets as provided in this Section and the termination of the Partnership, the General Partner(s) or other person acting as liquidator (or the Limited Partners, if necessary) shall cause the Certificate of Limited Partnership of the Partnership to be canceled and shall take such other actions as may be necessary to legally terminate the Partnership.

      13. BOOKS, RECORDS, ACCOUNTS AND REPORTS

          13.1 Books and Records. The Partnership shall maintain at its principal office or at the offices of its investment adviser, administrator, custodian, Transfer Agent or other agent appointed by the Partnership such books and records as are required by the 1940 Act or necessary for the operation of the Partnership.

          13.2 Limited Partners' Access to Information. (a) Each Limited Partner shall have the right, subject to such reasonable standards as may be established by the Managing General Partners, to obtain from the Managing General Partners from time to time upon reasonable demand for any purpose reasonably related to the Limited Partner's interest as a Limited Partner:

                    (1) True and full information regarding the status of the business and financial condition of the Partnership;

                    (2) Promptly after becoming available, a copy of the Partnership's Federal, state and local income tax returns for each year;

                    (3) A current list of the name and last known business, residence or mailing address of each Partner;

                    (4) A copy of the Partnership Agreement and Certificate of Limited Partnership and all amendments thereto, together with copies of any powers of attorney pursuant to which the Partnership Agreement and any Certificate of Limited Partnership and all amendments thereto have been executed;

                    (5) True and full information regarding the amount of cash and a description and statement of the agreed value of any other property or services contributed by each Partner and which each Partner has agreed to contribute in the future, and the date on which each became a Partner; and

                    (6) Such other Information regarding the affairs of the Partnership as is just and reasonable.

                (b) The Managing General Partners shall cause to be transmitted to each Partner such other reports and information as shall be required by the 1940 Act, the Partnership Act or the Tax Code.

          13.3 Accounting Basis and Fiscal Year. The Partnership's books and records (i) shall be kept on a basis chosen by the Managing General Partners in accordance with the accounting methods followed by the Partnership for Federal income tax purposes and otherwise in accordance with generally accepted accounting principles applied in a consistent manner, (ii) shall reflect all Partnership transactions, (iii) shall be appropriate and adequate for the Partnership's business and for the carrying out of all provisions of this Partnership Agreement, and (iv) shall be closed and balanced at the end of each Partnership fiscal year. The fiscal year of the Partnership shall be the calendar year.

          13.4 Tax Returns. The Managing General Partners, at the Partnership's expense, shall cause to be prepared any income tax or information returns required to be made by the Partnership and shall father cause such returns to be timely filed with the appropriate authorities.

          13.5 Filings with Regulatory Agencies. The Managing General Partners, at the Partnership's expense, shall cause to be prepared and timely filed with appropriate Federal and state regulatory and administrative bodies, all reports required to be filed with such entitles under then current applicable laws, rules and regulations.

          13.6 Tax Matters and Notice Partners. The Managing General Partners shall designate one or more General Partners as the "Tax Matters Partner" and the "Notice Partner" of the Partnership in accordance with Sections 6231(a)(7) and (8) of the Tax Code, and each such Partner shall have no personal liability arising out of his good faith performance of his duties in such capacity. The "Tax Matters Partner" is authorized, at the Partnership's sole cost and expense, to represent the Partnership and each Limited Partner in connection with all examinations of the Partnership's affairs by tax authorities, including any resulting administrative and judicial proceedings. Each Limited Partner agrees to cooperate with the Managing General Partners and to do or refrain from doing any and all things reasonably required by the Managing General Partners to conduct such proceedings. The Managing General Partners shall have the right to settle any audits without the consent of the Limited Partners.

      14. AMENDMENTS OF PARTNERSHIP DOCUMENTS

          14.1 Amendments in General. Except as otherwise provided in this Partnership Agreement, the Partnership Agreement may be amended only by the General Partners.

          14.2 Amendments Without Consent of Limited Partners. In addition to any amendments otherwise authorized herein and except as otherwise provided, amendments may be made to this Partnership Agreement from time to time by the General Partners without the consent of the Limited Partners, including, without limitation, amendments: (i) to reflect the retirement, resignation, death or incompetency of a Managing General Partner; (ii) to add to the duties or obligations of the General Partners, or to surrender any right or power granted to the General Partners herein, for the benefit of the Limited Partners; (iii) to change the name or investment objective of the Partnership; (iv) to correct any false or erroneous statement, or to make a change in any statement in order to make such statement accurately represent the agreement among the General and Limited Partners; (v) to supply any omission or to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof; or (vi) to make such amendments as may be necessary to conform this Partnership Agreement to the requirements of the Partnership Act, the 1940 Act, the Tax Code or any other law or regulation applicable to the Partnership, as now or hereafter in effect.

          14.3 Amendments Needing Consent of Affected Partners. Notwithstanding any other provision of this Partnership Agreement, without the consent of the Partner or Partners to be affected by any amendment to this Agreement, this Partnership Agreement may not be amended to (i) convert a Limited Partner's interest into a General Partner's interest, (ii) modify the limited liability of a Limited Partner, (iii) alter the interest of a Partner in income, gain, loss, deductions, credits and distributions, or (iv) increase, add or alter any obligation of any Limited Partner.

          14.4 Amendments to Certificate of Limited Partnership. (a) The Managing General Partners shall cause to be filed with the Secretary of State, within ninety (90) days after the happening of any of the following events, an amendment to the Certificate of Limited Partnership reflecting the occurrence of any of the following events:

                    (i) The admission of a new General Partner;

                    (ii)The withdrawal of a General Partner; or

                    (iii) A change in the name of the Partnership, or, except as provided in Sections 17-104(b) and (c) of the Partnership Act, a change in the address of the registered office or a change in the name or address of the registered agent of the Partnership.

                (b) A Managing General Partner shall cause to be filed with the Secretary of State an amendment to the Certificate of Limited Partnership correcting any false or erroneous material statement contained in the Certificate of Limited Partnership promptly after the discovery of such false or erroneous statement by such Managing General Partner.

                (c) Any Certificate of Limited Partnership filed or recorded in jurisdictions other than Delaware shall be amended as required by applicable law.

                (d) The Certificate of Limited Partnership may also be amended at any time in any other manner deemed appropriate by the General Partners.

          14.5 Amendments After Change of Law. This Partnership Agreement and any other Partnership documents may be amended and refiled, if necessary, by the General Partners without the consent of the Limited Partners if there occurs any change that permits or requires an amendment of this Partnership Agreement under the Partnership Act or of any other Partnership document under applicable law, so long as no Partner is adversely affected (or consent is given by such Partner).

      15. MISCELLANEOUS Provisions

          15.1 Notices. (a) Any written notice, offer, demand or communication required or permitted to be given by any provision of this Partnership Agreement, unless otherwise specified herein, shall be deemed to have been sufficiently given for all purposes if delivered personally to the person to whom the same is directed or if sent by first class mail addressed (i) if to a General Partner, to the principal place of business and office of the Partnership specified in this Partnership Agreement and (ii) if to a Limited Partner, to such Limited Partner's address of record; provided, however, that notice given by any other means shall be deeded sufficient if actually received by the person to whom it is directed.

                (b) Except as otherwise specifically provided herein, any such notice that is sent by first class mail shall be deemed to be given two (2) days after the date on which such notice is mailed.

                (c) The Managing General Partners may change the Partnership's address for purposes of this Partnership Agreement by giving written notice of such change to the Limited Partners, and any Limited Partner may change his address for purposes of this Partnership Agreement by giving written notice of such change to the Managing General Partners, in the manner herein provided for the giving of notices.

          15.2 Section Headings. The Section headings in this Partnership Agreement are inserted for convenience and identification only and are in no way intended to define or limit the scope, extent or intent of this Partnership Agreement or any of the provisions hereof.

          15.3 Construction. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. If any language is stricken or deleted from this Partnership Agreement, such language shall be deemed never to have appeared herein and no other implication shall be drawn therefrom. The language in all parts of this Partnership Agreement shall be in all cases construed according to its fair meaning and not strictly for or against the General Partners or the Limited Partners.

          15.4 Severability. If any covenant, condition, term or provision of this Partnership Agreement is illegal, or if the application thereof to any person or in any circumstance shall to any extent be judicially determined to be invalid or unenforceable, the remainder of this Partnership Agreement, or the application of such covenant, condition, term or provision to persons or in circumstances other than those to which it is held invalid or unenforceable, shall not be affected thereby, and each remaining covenant, condition, term and provision of this Partnership Agreement shall be valid and enforceable to the fullest extent permitted by law.

          15.5 Governing Law. Notwithstanding the place where this Partnership Agreement may be executed by any of the parties hereto, the parties expressly agree that all the terms and provisions hereof shall be construed under the laws of the State of Delaware and that the Partnership Act as now adopted and as may be hereafter amended from time to time shall govern the partnership aspects of this Partnership Agreement.

          15.6 Counterparts. This Partnership Agreement may be executed in one or more counterparts, each of which shall, far all purposes, be deemed an original and all of such counterparts, taken together, shall constitute one and the same Partnership Agreement.

          15.7 Entire Agreement. This Partnership Agreement and the separate subscription agreements of each Limited Partner and General Partner constitute the entire agreement of the parties as to the subject matter hereof. All prior agreements among the parties as to the subject matter hereof, whether written or oral, are merged herein and shall be of no force or effect. This Partnership Agreement cannot be changed, modified or discharged orally, but only by an agreement in writing. There are no representations, warranties or agreements other than those set forth in this Partnership Agreement and such separate subscription agreements, if any.

          15.8  Cross-References.   All  cross-references  in  this  Partnership
Agreement, unless specifically directed to another agreement or document, refer to provisions in this Partnership Agreement.

          15.9 Power of Attorney to the General Partners. (a) Each Partner hereby makes, constitutes and appoints each Managing General Partner and any person designated by the Managing General Partners, with full substitution, his agent and attorney-in-fact in his name, place and stead, to take any and all actions and to make, execute, swear to and acknowledge, amend, file, record and deliver the following documents and any other documents deemed by the Managing General Partners necessary for the operations of the Partnership: (i) any Certificate of Limited Partnership or Certificate of Amendment thereto, required or permitted to be filed on behalf of the Partnership, and any and all certificates as necessary to qualify or continue the Partnership as a limited partnership or partnership wherein the Limited Partners thereof have limited liability in the states where the Partnership may be conducting activities, and all instruments which effect a change or modification of the Partnership in accordance with this Partnership Agreement; (ii) this Partnership Agreement and any amendments thereto in accordance with this Partnership Agreement; (iii) any other instrument which is now or which may hereafter be required or advisable to be filed for or on behalf of the Partnership; (iv) any document which may be required to effect the continuation of the Partnership, the admission of an additional Limited Partner or Substituted Limited Partner, or the dissolution and termination of the Partnership (provided such continuation, admission or dissolution and termination is in accordance with the terms of this Partnership Agreement), or to reflect any reductions or additions in the amount of the contributions of Partners, in each case having the power to execute such instruments on his behalf, whether the undersigned approved of such action or not; and (v) any document containing any investment representations and/or representations relating to the citizenship, residence and tax status required by any state or Federal law or regulation.

                (b) This Power of Attorney is a special Power of Attorney coupled with an interest, and shall not be revoked and shall survive the transfer by any Limited Partner of all or part of his interest in the Partnership and, being coupled with an interest, shall survive the death or disability or cessation of the existence as a legal entity of any Limited Partner; except that where the successor in interest has been approved by said attorney for admission to the Partnership as a Substituted Limited Partner, this Power of Attorney shall survive the transfer for the sole purpose of enabling said attorney to execute, acknowledge and file any instrument necessary to effectuate such substitution.

                (c) Each Limited Partner hereby gives and grants to his said attorney under this Power of Attorney full power and authority to do and perform each and every act and thing whatsoever requisites necessary or appropriate to be done in or in connection with this Power of Attorney as fully to all intents and purposes as he might or could do if personally present, hereby ratifying all that his said attorney shall lawfully do or cause to be done by virtue of this Power of Attorney.

                (d) The existence of this Power of Attorney shall not preclude execution of any such instrument by the undersigned individually on any such matter. A person dealing with the Partnership may conclusively presume and rely on the fact that any such instrument executed by such agent and attorney-in-fact is authorized, regular and binding without further inquiry.

                (e) The appointment of each Managing General Partner and each designee of that General Partner as attorney-in-fact pursuant to this Power of Attorney automatically shall terminate as to such person at such time as he ceases to be a General Partner and from such time shall be effective only as to substitute or additional General Partners admitted in accordance with this Partnership Agreement and his designees.

          15.10 Further Assurances. The Limited Partners will execute and deliver such further instruments and do such further acts and things as may be required to carry out the intent and purposes of this Partnership Agreement.

          15.11 Successors and Assigns. Subject in all respects to the limitations on transferability contained herein, this Partnership Agreement shall be binding upon, and shall inure to the benefit of, the heirs, administrators, personal representatives, successors and assigns of the respective parties hereto.

          15.12 Waiver of Action for Partition. Each of the parties hereto irrevocably waives during the term of the Partnership and during the period of its liquidation following any dissolution, any right that he may have to maintain any action for partition with respect to any of the assets of the Partnership.

          15.13 Creditors. None of the provisions of this Partnership Agreement shall be for the benefit of or enforceable by any of the creditors of the Partnership or the Partners.

          15.14 Remedies. The rights and remedies of the Partners hereunder shall not be mutually exclusive, and the exercise by any Partner of any right to which he is entitled shall not preclude the exercise of any other right he may have.

          15.15 Custodian. All assets of the Partnership shall be held by a custodian meeting the requirements of the 1940 Act, and may be registered in the name of the Partnership or such custodian or nominee. The terms of the custodian agreement shall be determined by the Managing General Partners.

          15.16 Use of Name "First Trust". Clayton Brown & Associates, Inc., as the initial distributor of Shares, hereby consents to the use by the Partnership of the name "First Trust" as part of the Partnership's name; provided, however, that such consent shall be conditioned upon the employment of Clayton Brown & Associates, Inc. or one of its affiliates (collectively "Clayton Brown") as an investment adviser of the Partnership. The name "First Trust" or any variation thereof may be used from time to time in other connections and for other purposes by Clayton Brown and other investment companies that have obtained consent to use the name "First Trust." Clayton Brown shall have the right to require the Partnership to cease using the name "First Trust" as part of the Partnership's name if the Partnership ceases, for any reason, to employ Clayton Brown as its investment adviser. Future names adopted by the Partnership for itself, insofar as such names include identifying words requiring the consent of Clayton Brown, shall be the property of Clayton Brown and shall be subject to the same terms and conditions.

          15.17 Authority. Each individual executing this Partnership Agreement on behalf of a partnership, corporation, or other entity warrants that he is authorized to do so and that this Partnership Agreement will constitute the legal binding obligation of the entity which he represents.

           15.18Signatures. The signature of a Managing General Partner or an officer or agent of the Partnership duly appointed by the Managing General Partners shall be sufficient to bind the Partnership to any agreement or on any document, including, but not limited to, documents drawn or agreements made in connection with the acquisition or disposition of any assets.

INDEPENDENT AUDITORS' REPORT

The Managing General Partners and Shareholders of
Centennial America Fund, L.P.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial America Fund, L.P. as of December 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1998 and 1997 and the financial highlights for the period January 1, 1994 to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial America Fund, L.P. as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

Denver, Colorado
January 25, 1999



10   Centennial America Fund, L.P.

================================================================================
STATEMENT OF INVESTMENTS DECEMBER 31, 1998

                                                                                           FACE                  VALUE
                                                                                           AMOUNT                SEE NOTE 1
=============================================================================================================================
REPURCHASE AGREEMENTS - 2.2%
-----------------------------------------------------------------------------------------------------------------------------
Repurchase  agreement with  PaineWebber,  Inc.,  6.25%,  dated  12/31/98,  to be repurchased at $500,347 on 1/4/99,  collateralized  by Federal National Mortgage
Assn. Participation Nts., 6%-6.50%, 12/1/13-7/1/28, with a value of $510,948               $  500,000            $   500,000

=============================================================================================================================
U.S. GOVERNMENT AGENCIES - 99.8%
-----------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.93%, 1/22/99                                                      740,000                737,872
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.96%, 1/22/99                                                      2,000,000              1,994,213
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.10%, 1/15/99                                                      1,000,000                998,017
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.02%, 1/22/99                                            2,000,000              1,994,108
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.03%, 1/11/99                                            5,310,000              5,302,478
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.05%, 2/11/99                                            1,530,000              1,521,200
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.10%, 1/25/99                                            1,000,000                996,600
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.11%, 1/8/99                                              2,000,000              1,998,013
-----------------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., guaranteeing commercial paper of
Nebraska Higher Education Loan Program, 6.25%, 1/5/99(1)                                    3,500,000              3,497,569
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority, 5.08%, 1/4/99                                                     854,000                853,638
-----------------------------------------------------------------------------------------------------------------------------
USA Group Secondary Market Services, Inc., Education Loan Revenue Nts.,
Series A, 5%, 1/14/99                                                                       2,220,000              2,215,992
                                                                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                    22,109,700

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                                     102.0%            22,609,700
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (2.0)              (447,367)
                                                                                                -----            ------------
NET ASSETS                                                                                      100.0%           $22,162,333
                                                                                                =====            ============


1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $3,497,569 or 15.78% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Managing General Partners.

See accompanying Notes to Financial Statements.

================================================================================
STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1998



====================================================================================================================
ASSETS
Investments, at value  - see accompanying statement                                                     $22,609,700
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         77,812
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                           34,442
Other                                                                                                        22,325
                                                                                                        ------------
Total assets                                                                                             22,744,279

====================================================================================================================
LIABILITIES Payables and other liabilities:
Shares of beneficial interest redeemed                                                                      531,335
Shareholder reports                                                                                          14,365
Service plan fees                                                                                            12,024
Tax liability                                                                                                11,545
Legal, auditing and other professional fees                                                                   5,034
Transfer and shareholder servicing agent fees                                                                 4,659
Other                                                                                                         2,984
                                                                                                        ------------
Total liabilities                                                                                           581,946

====================================================================================================================
NET ASSETS                                                                                              $22,162,333
                                                                                                        ============

====================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital - applicable to 22,162,333 shares of beneficial interest outstanding                    $22,162,333
                                                                                                        ============

====================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                $1.00


See accompanying Notes to Financial Statements.













 5   Centennial America Fund, L.P.


================================================================================
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1998


====================================================================================================================
INVESTMENT INCOME - Interest                                                                             $1,074,748

====================================================================================================================
EXPENSES
Management fees - Note 3                                                                                     88,659
--------------------------------------------------------------------------------------------------------------------
Service plan fees - Note 3                                                                                   38,060
--------------------------------------------------------------------------------------------------------------------
Tax provision - Note 1                                                                                       37,616
--------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                          24,389
--------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 3                                                       13,468
--------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                  10,364
--------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                  9,767
--------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                   4,667
--------------------------------------------------------------------------------------------------------------------
Managing General Partners' fees and expenses                                                                  2,172
--------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                            1,771
--------------------------------------------------------------------------------------------------------------------
Other                                                                                                         9,129
                                                                                                         -----------
Total expenses                                                                                              240,062

====================================================================================================================
NET INVESTMENT INCOME                                                                                      $834,686
                                                                                                         ===========






STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                      1998              1997
====================================================================================================================
OPERATIONS
Net investment income                                                                   $834,686           $739,196

====================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                             (834,686)          (739,196)

====================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions - Note 2                                              7,582,218         (4,081,282)

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                              7,582,218         (4,081,282)
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   14,580,115         18,661,397
                                                                                     ------------       ------------
End of period                                                                        $22,162,333        $14,580,115
                                                                                     ============       ============


See accompanying Notes to Financial Statements.







 6   Centennial America Fund, L.P.


===================================================================================================================================
FINANCIAL HIGHLIGHTS


                             YEAR ENDED DECEMBER 31,
                                                      1998              1997             1996             1995              1994
===================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                    $1.00             $1.00            $1.00            $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                   .04               .05              .05              .04              .03
Dividends and distributions to shareholders              (.04)             (.05)            (.05)            (.04)            (.03)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.00             $1.00            $1.00            $1.00            $1.00
                                                        =====             =====            =====            =====            =====
===================================================================================================================================
TOTAL RETURN(1)                                         4.40%             4.63%            4.69%            4.56%            2.91%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $22,162           $14,580          $18,661          $11,102           $6,201
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $19,724           $16,320          $16,998          $ 7,862           $5,693
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                   4.23%             4.53%            4.52%            4.48%            2.89%
Expenses                                                1.22%             0.98%            0.86%            1.48%            1.47%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only.

See accompanying Notes to Financial Statements.










 7   Centennial America Fund, L.P.

NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES

Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortize cost, which approximates market value.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Therefore, no federal income or excise tax provision is required. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund will elect to be treated as an "Electing 1987 Partnership". As such it will record a U.S. Federal income tax provision equal to 3.50% of gross income.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                 YEAR ENDED DECEMBER 31, 1998           YEAR ENDED DECEMBER 31, 1997
                                                 SHARES            AMOUNT               SHARES            AMOUNT
                                                 ----------------------------           ----------------------------
Sold                                              53,991,754       $53,991,754           44,369,483       $44,369,483
Dividends and distributions reinvested               807,080           807,080              706,803           706,803
Redeemed                                         (47,216,616)      (47,216,616)         (49,157,568)      (49,157,568)
                                                 ------------      ------------         ------------      ------------
Net increase (decrease)                            7,582,218       $ 7,582,218           (4,081,282)      $(4,081,282)
                                                 ============      ============         ============      ============



 8   Centennial America Fund, L.P.

3. MANAGEMENT FEES AND OTHER  TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.45% of the first $500 million of net assets and 0.40% of net assets over $500 million. The Fund's management fee for the year ended December 31, 1998 was 0.45% of the average annual net assets for the Fund.

Shareholder Services, Inc. (SSI), a subsidiary of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. SSI's total costs of providing such services are allocated ratably to these funds.

Under an approved plan of distribution, the Fund expends 0.20% of its net assets annually to reimburse Centennial Asset Management Corporation, a subsidiary of the Manager, for costs incurred in distributing shares of the Fund, including amounts paid to brokers, dealers, banks and other institutions.




 9   Centennial America Fund, L.P.

------------------------------------------------------------------------------
Centennial America Fund, L.P.
------------------------------------------------------------------------------

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
Centennial Asset Mangement Corporation
Two World Trade Center
New York, New York 10048-0203

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217

1-800-525-9310 (from within the U.S.)
303-768-3200 (from outside the U.S.)


Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202




PX0870.001.0499

                        CENTENNIAL AMERICA FUND, L.P.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION


Item 23.  Exhibits

(a) (1) Form of Agreement of Limited  Partnership  dated April 28, 1987 See Part
B.


(2) (i) Amended and Restated Certificate of Limited Partnership dated June 26, 1990: Previously filed with Registrant's Post-Effective Amendment dated No. 6, (5/1/91), and refiled with Registrant's Post-Effective Amendment
      No. 14, (4/17/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii) Certificate of Amendment to Certificate of Limited Partnership dated November 29, 1991: Previously filed with Registrant's Post-Effective Amendment No 10, (4/30/92), and refiled with Registrant's Post-Effective Amendment No. 14, (4/17/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(iii) Certificate of Amendment to Certificate of Limited Partnership dated December 17, 1991: Previously filed with Registrant's Post-Effective Amendment No 10, (4/30/92), and refiled with Registrant's Post-Effective Amendment No. 14, (4/17/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iv) Amendment to Certificate of Limited Partnership dated August 30, 1993: Filed with Registrant's Post-Effective Amendment No 12, (4/15/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (v) Amendment to Certificate of Limited Partnership dated October 26, 1993: Filed with Registrant's Post-Effective Amendment No 12, (4/15/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (v) Amendment to  Certificate of Limited  Partnership  dated July 1, 1996:
      Filed with Registrant's Post-Effective Amendment No 16, (4/23/97), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (vi)Amendment to Certificate of Limited Partnership dated October 22, 1996: Filed with Registrant's Post-Effective Amendment No 16, (4/23/97), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(b) Form of Operating Procedures: Previously filed with Post-Effective Amendment No. 6, (5/1/91), and refiled with Registrant's Post-Effective Amendment No. 14, (4/17/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(c)   Specimen Share Certificate: Filed herewith.

(d) Investment Advisory Agreement dated November 29, 1990: Previously filed with Post-Effective Amendment No. 5, (3/4/91), and refiled with Registrant's Post-Effective Amendment No. 14, (4/17/95), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e) (i) General Distributor's Agreement Centennial Asset Management Corporation dated October 13, 1992: Previously filed with Registrant's Post Effective Amendment No. 12, (4/15/94), and incorporated herein by reference.

      (ii) Sub-Distributor's Agreement between Centennial Asset Management Corporation and OppenheimerFunds Distributor, Inc. dated May 28, 1993:
      Previously filed with Post-Effective Amendment No. 34, (4/21/94), to the Registration Statement of Daily Cash Accumulation Fund and incorporated herein by reference.


      (iii) Form  of  Dealer   Agreement  of   Centennial   Asset   Management
      Corporation: Previously filed with Post-Effective Amendment No. 23 of Centennial Government Trust (Reg. No. 2-75912), (1/1/94), and incorporated herein by reference.

      (iv)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (9/30/94), and incorporated herein by reference.

(f) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/27/98), and incorporated herein by reference.


(g) Custodian Agreement with Citibank, N.A. dated June 1, 1990: Previously filed with Registrant's Post-Effective Amendment No. 5, (3/4/91), refiled with Registrant's Post-Effective Amendment No. 14, (4/17/95), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.


(h)   Not applicable.


(i) (i) Opinion and Consent of Counsel dated April 28, 1987: Previously filed with Registrant's Post-Effective Amendment No. 14, (4/17/95), pursuant to
      Item 102 of Regulation S-T and incorporated herein by reference.

      (ii) Opinion and Consent of Counsel dated May 8, 1987: Previously filed and refiled with Registrant's Post-Effective Amendment No. 14, (4/17/95), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors Consent: Filed herewith.


(k)   Not applicable.

(l) Subscription Agreement and Investment Letter: Previously filed with Registrant's Registration Statement and incorporated herein by reference.

(m) Service Plan and Agreement Between Registrant and Centennial Asset Management Corporation under Rule 12b-1 dated August 24, 1993: Previously filed with Registrant's Post-Effective Amendment No. 12, (4/15/94), and incorporated herein by reference.


(n)   Financial Data Schedule:  Filed herewith.

(o)   Not applicable.

-- Powers of Attorney (including Certified Board resolutions): Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Total Return Fund, Inc. (Reg. No. 2-11052), (4/30/99), Brian Wixted and incorporated herein by reference. Filed with Registrant's Post-Effective Amendment No. 18, (3/1/99) George Bowen; Filed with Registrant's Post-Effective Amendment No. 16, (4/23/97) Sam Freedman; Filed with Registrant's Post Effective Amendment No. 15, (4/18/96) Bridget Macaskill and with Registrant's Post Effective Amendment No. (all others), and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Current Position           Other Business and Connections
with OppenheimerFunds, Inc.         During the Past Two Years

Charles E. Albers,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds  (since  April
                                    1998);  a  Chartered   Financial  Analyst;
                                    formerly,  a Vice  President and portfolio
                                    manager for  Guardian  Investor  Services,
                                    the  investment  management  subsidiary of
                                    The  Guardian   Life   Insurance   Company
                                    (since 1972).

Edward Amberger,
Assistant Vice President            Formerly    Assistant   Vice    President,
                                    Securities   Analyst  for  Morgan  Stanley
                                    Dean Witter (May 1997 - April  1998);  and
                                    Research  Analyst  (July 1996 - May 1997),
                                    Portfolio  Manager  (February  1992 - July
                                    1996) and Department Manager (June 1988 to February 1992) for The Bank of New
                                    York.

Mark J.P. Anson,
Vice President                      Vice President of  Oppenheimer  Real Asset
                                    Management,     Inc.;    formerly,    Vice
                                    President   of   Equity   Derivatives   at
                                    Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  Senior Vice President
                                    of    HarbourView     Asset     Management
                                    Corporation;  prior to  March  1996 he was
                                    the senior  equity  portfolio  manager for
                                    the  Panorama   Series  Fund,   Inc.  (the
                                    "Company")  and  other  mutual  funds  and
                                    pension  funds  managed  by G.R.  Phelps &
                                    Co. Inc.  ("G.R.  Phelps"),  the Company's
                                    former  investment  adviser,  which  was a
                                    subsidiary  of  Connecticut   Mutual  Life
                                    Insurance    Company;    he    was    also
                                    responsible for managing the common stock department and common stock investments of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                      None.

Victor Babin,
Senior Vice President               None.

Bruce Bartlett,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer  funds.  Formerly,  a
                                    Vice   President   and  Senior   Portfolio
                                    Manager  at  First of  America  Investment
                                    Corp.

George Batejan,
Executive Vice President,
Chief Information Officer           Formerly  Senior  Vice  President,   Group
                                    Executive,  and Senior Systems Officer for
                                    American   International   Group  (October
                                    1994 - May 1998).

John R. Blomfield,
Vice                                President  Formerly  Senior Product  Manager
                                    (November    1995   -   August    1997)   of
                                    International  Home Foods and American  Home
                                    Products (March 1994 - October 1996).
Connie Bechtolt,
Assistant Vice President            None.

Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President Formerly, Vice President (January 1992 - February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                      Vice  President of Mutual Fund  Accounting
                                    (since  May  1996);  an  officer  of other
                                    Oppenheimer funds;  formerly, an Assistant
                                    Vice   President   of    OppenheimerFunds,
                                    Inc./Mutual Fund Accounting  (April 1994 -
                                    May  1996),  and  a  Fund  Controller  for
                                    OppenheimerFunds, Inc.

Chad Boll,
Assistant Vice President            None

George C. Bowen
Senior Vice President,
Treasurer and Director              Vice  President   (since  June  1983)  and
                                    Treasurer    (since    March    1985)   of
                                    OppenheimerFunds  Distributor,  Inc.  (the
                                    "Distributor");   Senior  Vice   President
                                    (since  February 1992),  Treasurer  (since
                                    July 1991) and a director  (since December
                                    1991)  of  Centennial   Asset   Management
                                    Corporation;  President,  Treasurer  and a
                                    director     of     Centennial     Capital
                                    Corporation (since June 1989); a director of other Oppenheimer funds.

Scott Brooks,
Vice President                      None.

Kevin Brosmith,
Vice President                      None.

Nancy Bush,
Assistant Vice President            None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,   Assistant  Vice  President  of
                                    Rochester Fund Services, Inc.


Michael Carbuto,
Vice President                      An  officer  and/or  portfolio  manager of

                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management

                                    Corporation.


John Cardillo,
Assistant Vice President            None.

Mark Curry,
Assistant Vice President            None.

H.C. Digby Clements,
Vice President:
Rochester Division                  None.

O. Leonard Darling,
Executive                           Vice President Chief  Executive  Officer and
                                    Senior   Manager   of   HarbourView    Asset
                                    Management  Corporation;   Trustee  (1993  -
                                    present) of Awhtolia College - Greece.

William DeJianne,                   None.
Assistant Vice President

Robert A. Densen,
Senior Vice President               None.

Sheri Devereux,
Assistant Vice President            None.

Craig P. Dinsell
Executive Vice President            Formerly,  Senior Vice  President of Human
                                    Resources for Fidelity  Investments-Retail
                                    Division  (January  1995 - January  1996),
                                    Fidelity   Investments  FMR  Co.  (January
                                    1996   -   June    1997)   and    Fidelity
                                    Investments  FTPG  (June  1997  -  January
                                    1998).

Robert Doll, Jr.,
Executive Vice President and
Chief Investment Officer and
Director                            An  officer  and/or  portfolio   manager  of
                                    certain Oppenheimer funds.

John Doney,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.


Andrew J. Donohue,
Executive Vice President,

General Counsel and Director        Executive Vice President  (since September
                                    1993),   and  a  director  (since  January
                                    1992) of the  Distributor;  Executive Vice
                                    President,  General Counsel and a director
                                    of    HarbourView     Asset     Management
                                    Corporation  Shareholder  Services,  Inc.,
                                    Shareholder  Financial Services,  Inc. and
                                    Oppenheimer   Partnership  Holdings,  Inc.
                                    since  (September  1995);  President and a
                                    director of  Centennial  Asset  Management
                                    Corporation    (since   September   1995);
                                    President  and a director  of  Oppenheimer
                                    Real Asset  Management,  Inc  (since  July
                                    1996);  General  Counsel  (since May 1996)
                                    and   Secretary   (since  April  1997)  of
                                    Oppenheimer    Acquisition   Corp.;   Vice
                                    President       and       Director      of
                                    OppenheimerFunds  International,  Ltd. and
                                    Oppenheimer  Millennium  Funds plc  (since
                                    October   1997);   an   officer  of  other
                                    Oppenheimer funds.

Patrick Dougherty,                  None.
Assistant Vice President

Bruce Dunbar,                       None.
Vice President

Daniel Engstrom,
Assistant Vice President            None.

George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President            None.

George Fahey,
Vice President                      None.

Scott Farrar,
Vice President                      Assistant    Treasurer   of    Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  an  officer  of other  Oppenheimer
                                    funds;    formerly   an   Assistant   Vice
                                    President       of       OppenheimerFunds,
                                    Inc./Mutual Fund Accounting  (April 1994 -
                                    May  1996),  and  a  Fund  Controller  for
                                    OppenheimerFunds, Inc.

Leslie A. Falconio,
Assistant Vice President            None.


Katherine P. Feld,

Vice President and Secretary        Vice   President   and  Secretary  of  the
                                    Distributor;   Secretary  of   HarbourView
                                    Asset    Management    Corporation,    and
                                    Centennial Asset  Management  Corporation;
                                    Secretary,  Vice President and Director of
                                    Centennial   Capital   Corporation;   Vice
                                    President  and  Secretary  of  Oppenheimer
                                    Real Asset Management, Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An  officer,   Director  and/or  portfolio
                                    manager  of  certain   Oppenheimer  funds;
                                    Presently  he holds  the  following  other
                                    positions:  Director  (since  1995) of ICI
                                    Mutual Insurance Company;  Governor (since
                                    1994)  of  St.  John's  College;  Director
                                    (since  1994 - present)  of  International
                                    Museum of  Photography  at George  Eastman
                                    House.  Formerly,  he held  the  following
                                    positions:   formerly,   Chairman  of  the
                                    Board  and  Director  of  Rochester   Fund
                                    Distributors,  Inc. ("RFD"); President and
                                    Director of Fielding  Management  Company,
                                    Inc.  ("FMC");  President  and Director of
                                    Rochester    Capital    Advisors,     Inc.
                                    ("RCAI");  Managing  Partner of  Rochester
                                    Capital  Advisors,   L.P.,  President  and
                                    Director of Rochester Fund Services,  Inc.
                                    ("RFS");   President   and   Director   of
                                    Rochester   Tax   Managed   Fund,    Inc.;
                                    Director (1993 - 1997) of VehiCare  Corp.;
                                    Director (1993 - 1996) of VoiceMode.

Patricia Foster,
Vice President                      Formerly,    she   held   the    following
                                    positions:  An officer  of certain  former
                                    Rochester  funds  (May,  1993  -  January,
                                    1996);   Secretary  of  Rochester  Capital
                                    Advisors,  Inc. and General Counsel (June,
                                    1993 - January 1996) of Rochester  Capital
                                    Advisors, L.P.

David Foxhoven,
Assistant Vice President            Formerly   Manager,   Banking   Operations
                                    Department (July 1996 - November 1998).

Jennifer Foxson,
Vice President                      None.

Erin Gardiner,
Assistant Vice President            None.

Linda Gardner,
Vice President                      None.

Alan Gilston,
Vice President                      Formerly,  Vice  President  (1987  - 1997)
                                    for    Schroder     Capital     Management
                                    International.

Jill Glazerman,
Vice President                      None.

Robyn Goldstein-Liebler
Assistant Vice President            None.

Mikhail Goldverg
Assistant Vice President            None.

Jeremy Griffiths,
Executive Vice President and
Chief Financial Officer             Chief  Financial   Officer  and  Treasurer
                                    (since   March   1998)   of    Oppenheimer
                                    Acquisition Corp.; a Member and Fellow of the Institute of Chartered Accountants;
                                    formerly,  an accountant  for Arthur Young
                                    (London, U.K.).

Robert Grill,
Senior Vice President Formerly, Marketing Vice President for Bankers Trust Company (1993 -
                                    1996);     Steering     Committee    Member,
                                    Subcommittee  Chairman for American  Savings
                                    Education Council (1995 - 1996).

Caryn Halbrecht,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Elaine T. Hamann,
Vice President                      Formerly,  Vice President  (September 1989
                                    - January 1997) of Bankers Trust Company.

Robert Haley
Assistant                           Vice President  Formerly,  Vice President of
                                    Information   Services  for  Bankers   Trust
                                    Company (January 1991 - November 1997).

Thomas B. Hayes,
Vice President                      None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager           President  and  Director  of   Shareholder
                                    Financial  Services,  Inc.;  President and
                                    Chief  Executive  Officer  of  Shareholder
                                    Services, Inc.

Dorothy Hirshman,                   None.
Assistant Vice President

Merryl Hoffman,
Vice President                      None.

Nicholas Horsley,
Vice President                      Formerly,  a  Senior  Vice  President  and
                                    Portfolio  Manager  for  Warburg,   Pincus
                                    Counsellors,    Inc.    (1993   -   1997),
                                    Co-Manager  of  Warburg,  Pincus  Emerging
                                    Markets  Fund  (December  1994  -  October
                                    1997),    Co-Manager    Warburg,    Pincus
                                    Institutional   Emerging  Markets  Fund  -
                                    Emerging Markets  Portfolio (August 1996 -
                                    October  1997),  Warburg  Pincus Japan OTC
                                    Fund,   Associate   Portfolio  Manager  of
                                    Warburg Pincus  International Equity Fund,
                                    Warburg   Pincus   Institutional   Fund  -
                                    Intermediate    Equity   Portfolio,    and
                                    Warburg Pincus EAFE Fund.

Scott T. Huebl,
Vice President                      None.

Richard Hymes,
Vice President                      None.

Jane Ingalls,
Vice President                      None.

Kathleen T. Ives,
Vice President                      None.

Christopher Jacobs,
Assistant Vice President            None.

William Jaume,
Vice President                      None.

Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Susan Katz,
Vice President                      None.

Thomas W. Keffer,
Senior Vice President               None.

Erica Klein,
Assistant Vice President            None.

Avram Kornberg,
Vice President                      None.

John Kowalik,
Senior Vice President               An officer  and/or  portfolio  manager for
                                    certain    OppenheimerFunds;     formerly,
                                    Managing  Director  and  Senior  Portfolio
                                    Manager  at  Prudential   Global  Advisors
                                    (1989 - 1998).

Joseph Krist,
Assistant Vice President            None.

Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Stephen F. Libera,
Vice President                      An officer  and/or  portfolio  manager for
                                    certain  Oppenheimer  funds;  a  Chartered
                                    Financial  Analyst;  a Vice  President  of
                                    HarbourView Asset Management  Corporation;
                                    prior  to  March  1996,  the  senior  bond
                                    portfolio   manager  for  Panorama  Series
                                    Fund Inc.,  other mutual funds and pension
                                    accounts  managed  by  G.R.  Phelps;  also
                                    responsible   for   managing   the  public
                                    fixed-income   securities   department  at
                                    Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                      None.

Dan Loughran,
Assistant Vice President:
Rochester Division                  None.

David Mabry,
Vice President                      None.

Steve Macchia,
Vice President                      None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                        Chief Executive  Officer (since  September
                                    1995);  President and director (since June
                                    1991)  of  HarbourView   Asset  Management
                                    Corporation;  Chairman  and a director  of
                                    Shareholder  Services,  Inc. (since August
                                    1994),    and    Shareholder     Financial
                                    Services,     Inc.    (September    1995);
                                    President  (since  September  1995)  and a
                                    director    (since    October   1990)   of
                                    Oppenheimer  Acquisition Corp.;  President
                                    (since  September  1995)  and  a  director
                                    (since   November   1989)  of  Oppenheimer
                                    Partnership  Holdings,   Inc.,  a  holding
                                    company  subsidiary  of  OppenheimerFunds,
                                    Inc.;  a  director  of  Oppenheimer   Real
                                    Asset Management,  Inc. (since July 1996);
                                    President  and a director  (since  October
                                    1997)  of  OppenheimerFunds  International
                                    Ltd., an offshore fund manager  subsidiary
                                    of OppenheimerFunds,  Inc. and Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  President  and a director of other
                                    Oppenheimer    funds;    a   director   of
                                    Hillsdown   Holdings  plc  (a  U.K.   food
                                    company);   formerly,  an  Executive  Vice
                                    President of OFI.

Philip T. Masterson,
Vice President Formerly an Associate at Davis, Graham, & Stubbs (January 1998 - July 1998); Associate; Myer, Swanson, Adams & Wolf, P.C. (May 1996 - June 1998).

Loretta McCarthy,
Executive Vice President            None.

Kelley A. McCarthy-Kane
Assistant                           Vice President  Formerly,  Product  Manager,
                                    Assistant  Vice   President   (June  1995  -
                                    October 1997) of Merrill Lynch Pierce Fenner
                                    & Smith.

Beth Michnowski,
Assistant                           Vice  President  Formerly  Senior  Marketing
                                    Manager (May 1996 - June 1997) and Director of Product Marketing (August 1992 - May
                                    1996) with Fidelity Investments.

Lisa Migan,
Assistant Vice President            None.

Denis R. Molleur,
Vice President                      None.

Nikolaos Monoyios,
Vice President                      A Vice President and/or portfolio  manager
                                    of certain  Oppenheimer funds (since April
                                    1998);  a  Certified   Financial  Analyst;
                                    formerly, a Vice President and portfolio manager for Guardian Investor Services, the management subsidiary of The Guardian
                                    Life Insurance Company (since 1979).

Linda Moore,
Vice President                      Formerly,  Marketing  Manager  (July  1995
                                    -November   1996)  for  Chase   Investment
                                    Services Corp.

Kenneth Nadler,
Vice President                      None.

David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                  None.

Gina M. Palmieri,
Assistant Vice President            None.

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Phillips
Assistant Vice President            None.

Stephen Puckett,
Vice President                      None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President            Formerly,  Assistant Vice President (April
                                    1995  -  January   1998)  of  Van   Kampen
                                    American Capital.

Julie Radtke,
Vice President                      Formerly   Assistant  Vice  President  and
                                    Business  Analyst  for  Pershing,   Jersey
                                    City (August 1997 -November 1997);  Senior
                                    Business       Consultant,        American
                                    International  Group  (January 1996 - July
                                    1997).

Russell Read,
Senior Vice President               Vice President of  Oppenheimer  Real Asset
                                    Management, Inc. (since March 1995).

Thomas Reedy,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Securities Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division  None

Ruxandra Risko,
Vice President                      None.

Michael S. Rosen,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President & Director None.

Valerie Sanders,
Vice President                      None.

Ellen Schoenfeld,
Assistant Vice President            None.

Martha Shapiro,
Assistant Vice President            None

Stephanie Seminara,
Vice President                      None.

Michelle Simone,
Assistant Vice President            None.

Richard Soper,
Vice President                      None.

Cathleen Stahl,
Vice President                      Assistant  Vice  President  &  Manager  of
                                    Women & Investing Program

Nancy Sperte,
Executive Vice President            Executive   Vice   President,    Corporate
Developement.

Donald W. Spiro,
Chairman Emeritus and Director      Vice  Chairman  and  Trustee  of  the  New
                                    York-based  Oppenheimer  funds;  formerly,
                                    Chairman    of   the   Manager   and   the
                                    Distributor.

Richard A. Stein,
Vice President: Rochester Division  Assistant Vice  President  (since 1995) of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President               None.

Michael C. Strathearn,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; a Vice President of HarbourView Asset Management Corporation.

Wayne Strauss,
Assistant Vice President: Rochester
Division Formerly Senior Editor, West Publishing Company (January 1997 - March 1997).

James C. Swain,
Vice Chairman of the Board          Chairman,  CEO and  Trustee,  Director  or
                                    Managing   Partner  of  the   Denver-based
                                    Oppenheimer  Funds;  formerly,   President
                                    and   Director   of    Centennial    Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.

Susan Switzer,
Assistant Vice President            None.

Anthony A. Tanner,
Vice President:  Rochester Division None.

James Tobin,
Vice President                      None.

Jay Tracey,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President            None.

Maureen VanNorstrand,
Assistant Vice President            None.

Ashwin Vasan,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Annette Von Brandis,
Assistant Vice President            None.

Teresa Ward,
Assistant Vice President            None.

Jerry Webman,
Senior Vice President               Director  of  New  York-based   tax-exempt
                                    fixed income Oppenheimer funds.

Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.

Brian W. Wixted,
Senior Vice President and
Treasurer                           Formerly  Principal  and  Chief  Operating
                                    Officer,   Bankers  Trust   Company-Mutual
                                    Fund Services  Division (March  1995-March
                                    1999);  Vice President and Chief Financial
                                    Officer  of  CS  First  Boston  Investment
                                    Management  Corp.   (September  1991-March
                                    1995);  and Vice  President and Accounting
                                    Manager,  Merrill  Lynch Asset  Management
                                    (November 1987-September 1991).

Kenneth B. White,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; Vice President of HarbourView Asset Management Corporation.

William L. Wilby,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of    HarbourView     Asset     Management
                                    Corporation.

Carol Wolf,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management
                                    Corporation;  Vice President,  Finance and
                                    Accounting;   Point  of  Contact:  Finance
                                    Supporters of Children; Member of the Oncology Advisory Board of the Childrens
                                    Hospital.

Caleb Wong,
Assistant Vice President            None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                     Assistant    Secretary   of    Shareholder
                                    Services,    Inc.    (since   May   1985),
                                    Shareholder   Financial   Services,   Inc.
                                    (since  November  1989),  OppenheimerFunds
                                    International     Ltd.    (since    1998),
                                    Oppenheimer  Millennium  Funds plc  (since
                                    October   1997);   an   officer  of  other
                                    Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Arthur J. Zimmer,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management
                                    Corporation.


The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest/Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Discovery  Fund
Oppenheimer  Enterprise Fund
Oppenheimer  Europe Fund
Oppenheimer  Global Fund
Oppenheimer  Global Growth & Income Fund
Oppenheimer  Gold & Special Minerals Fund
Oppenheimer  Growth Fund
Oppenheimer  International  Growth Fund
Oppenheimer  International Small Company Fund
Oppenheimer  Large Cap Growth Fund
Oppenheimer  Money Market Fund,  Inc.
Oppenheimer  Multi-Sector  Income  Trust
Oppenheimer  Multi-State Municipal Trust
Oppenheimer  Multiple Strategies Fund
Oppenheimer  Municipal Bond Fund
Oppenheimer  New  York  Municipal  Fund
Oppenheimer  Series  Fund,  Inc.
Oppenheimer  U.S. Government Trust
Oppenheimer  World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds


Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government  Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer Capital  Income  Fund
Oppenheimer High  Yield  Fund
Oppenheimer Integrity Funds
Oppenheimer International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Funds,  Inc.
Oppenheimer Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corporation, and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.


The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) Centennial Asset Management Corporation is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset Management Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

                                                   Positions and
Name & Principal          Positions & Offices      Offices with
Business Address          with Underwriter         Registrant

George C. Bowen(2)        Director, Senior Vice    Vice President and
                          President, Treasurer and   Assistant Secretary
                          Assistant Secretary

Michael Carbuto(1)        Vice President           Vice      President      of
                                                   Centennial
                                                   California    Tax    Exempt
                                                   Trust,
                                                   Centennial New York Tax
                                                   Exempt      Trust,      and
                                                   Centennial
                                                   Tax Exempt Trust

Andrew J. Donohue(1)      President and Director   Vice      President     and
Secretary

Katherine P. Feld(1)      Secretary                None

Carol Wolf(2)             Vice President           Vice      President      of
                                                   Centennial
                                                   Government           Trust,
                                                   Centennial
                                                   Money Market Trust and
                                                   Centennial   America  Fund,
                                                   L.P.

Arthur Zimmer(2)          Vice President           Vice      President      of
                                                   Centennial
                                                   Government           Trust,
                                                   Centennial
                                                   Money Market Trust and
                                                   Centennial   America  Fund,
                                                   L.P.
-----------------------
(1) Two World Trade Center, New York, NY 10048-0203
(2) 6803 South Tucson Way, Englewood, CO 80112

      (c)  Not applicable.

Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 30th day of April, 1999.


                                             CENTENNIAL AMERICA FUND, L.P.


                                             By:  /s/ James C.  Swain  *
                                                 James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date


/s/ James C. Swain*                 Chairman of the         April 30, 1999
----------------------              Board of Managing General
James C. Swain                      Partners and Managing

                                    General Partner


/s/ Bridget A. Macaskill*           President, Principal    April 30, 1999
--------------------------          Executive  Officer and
Bridget A. Macaskill                Managing General Partner

/s/ Robert G. Avis*                Managing General Partner  April 30, 1999

-----------------------
Robert G. Avis


/s/ William A. Baker*             Managing General Partner   April 30, 1999

-------------------------
William A. Baker


/s/ Charles Conrad, Jr.*         Managing General Partner    April 30, 1999

--------------------------
Charles Conrad, Jr.


/s/ Sam Freedman*                Managing General Partner    April  30, 1999

---------------------------
Sam Freedman


/s/ Raymond J. Kalinowski*       Managing General Partner    April  30, 1999

---------------------------
Raymond J. Kalinowski



/s/ C. Howard Kast*              Managing General Partner    April  30, 1999

--------------------------
C. Howard Kast


/s/ Robert M. Kirchner*          Managing General Partner    April  30, 1999

-------------------------
Robert M. Kirchner


/s/ Ned M. Steel*               Managing General Partner     April  30, 1999

-------------------------
Ned M. Steel


/s/ Brian W. Wixted*            Treasurer               April 30, 1999
------------------------
Brian W. Wixted


*By:  /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                        CENTENNIAL AMERICA FUND, L.P.


                                EXHIBIT INDEX





Exhibit No.             Description


23(c)                   Speciman Share Certificate

23(j)                   Independent Auditors' Consent

23(n)                   Financial Data Schedule